AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 88.7%
Common Stocks — 33.4%
Aerospace & Defense — 0.5%
Airbus SE (France)*	61,154	$8,080,709
General Dynamics Corp.	16,254	3,186,272
Northrop Grumman Corp.	8,930	3,216,140
Raytheon Technologies Corp.	56,795	4,882,098
Safran SA (France)	37,632	4,758,191
		24,123,410
Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	36,756	2,311,411
FedEx Corp.	26,149	5,734,214
		8,045,625
Airlines — 0.2%
Alaska Air Group, Inc.*	15,255	893,943
Delta Air Lines, Inc.*	25,526	1,087,663
Ryanair Holdings PLC (Ireland), ADR*	32,955	3,627,027
Southwest Airlines Co.*	71,415	3,672,874
		9,281,507
Auto Components — 0.0%
Minth Group Ltd. (China)	110,000	376,955
Automobiles — 0.3%
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	546,000	481,809
Honda Motor Co. Ltd. (Japan)	20,100	615,077
Maruti Suzuki India Ltd. (India)	5,963	588,048
Tesla, Inc.*(a)	7,737	5,999,889
Thor Industries, Inc.(a)	10,805	1,326,422
Toyota Motor Corp. (Japan)	185,765	3,297,525
XPeng, Inc. (China), ADR*(a)	7,953	282,650
		12,591,420
Banks — 3.4%
Banco Santander Chile (Chile)	10,021,717	502,098
Bank Central Asia Tbk PT (Indonesia)	3,358,200	8,194,250
Bank of America Corp.	379,203	16,097,167
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	3,923,372	1,049,513
Capitec Bank Holdings Ltd. (South Africa)	5,242	633,648
China Construction Bank Corp. (China) (Class H Stock)	2,256,000	1,606,674
China Merchants Bank Co. Ltd. (China) (Class H Stock)	164,500	1,307,908
Citigroup, Inc.	54,160	3,800,949
Citizens Financial Group, Inc.	104,204	4,895,504
Commerce Bancshares, Inc.	13,448	937,057
Credicorp Ltd. (Peru)(a)	10,966	1,216,568
Cullen/Frost Bankers, Inc.	9,130	1,083,001
DBS Group Holdings Ltd. (Singapore)	236,900	5,242,367
Erste Group Bank AG (Austria)	29,771	1,308,143
First Horizon Corp.	100,286	1,633,659
First Republic Bank	7,416	1,430,398
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	195,556	1,253,305
HDFC Bank Ltd. (India)	44,611	956,183
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
HDFC Bank Ltd. (India), ADR	162,454	$11,873,763
HSBC Holdings PLC (United Kingdom)	93,600	486,556
Itau Unibanco Holding SA (Brazil), ADR(a)	123,636	651,562
KBC Group NV (Belgium)	101,157	9,077,733
Kotak Mahindra Bank Ltd. (India)	24,276	653,766
M&T Bank Corp.	44,662	6,669,823
Nordea Bank Abp (Finland)	370,055	4,780,703
Ping An Bank Co. Ltd. (China) (Class A Stock)	328,800	908,707
PNC Financial Services Group, Inc. (The)	28,803	5,635,019
Sberbank of Russia PJSC (Russia), ADR	250,799	4,702,481
ServisFirst Bancshares, Inc.(a)	18,155	1,412,459
Shinhan Financial Group Co. Ltd. (South Korea)	22,236	752,306
Siam Commercial Bank PCL (The) (Thailand), NVDR	192,800	688,465
Signature Bank	10,938	2,978,199
Societe Generale SA (France)	180,302	5,646,619
SVB Financial Group*	4,008	2,592,695
Svenska Handelsbanken AB (Sweden) (Class A Stock)	505,209	5,669,254
Toronto-Dominion Bank (The) (Canada)	112,714	7,461,763
Truist Financial Corp.	175,839	10,312,957
U.S. Bancorp	69,345	4,121,867
UniCredit SpA (Italy)	450,837	5,974,680
Wells Fargo & Co.	370,174	17,179,775
Western Alliance Bancorp	18,596	2,023,617
		165,403,161
Beverages — 0.7%
Budweiser Brewing Co. APAC Ltd. (China), 144A	225,400	570,995
Carlsberg A/S (Denmark) (Class B Stock)	10,881	1,776,746
Chongqing Brewery Co. Ltd. (China) (Class A Stock)*	22,900	463,646
Coca-Cola Co. (The)	155,399	8,153,786
Constellation Brands, Inc. (Class A Stock)	20,832	4,389,094
Diageo PLC (United Kingdom)	302,217	14,603,046
Keurig Dr. Pepper, Inc.	60,434	2,064,425
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	1,738	492,245
United Spirits Ltd. (India)*	48,196	552,872
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)	12,400	419,657
		33,486,512
Biotechnology — 0.8%
AbbVie, Inc.	148,591	16,028,511
Agios Pharmaceuticals, Inc.*(a)	9,824	453,378
Alnylam Pharmaceuticals, Inc.*	5,523	1,042,798
Biogen, Inc.*	11,793	3,337,301
Exact Sciences Corp.*	8,770	837,096
A1

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Exelixis, Inc.*	36,633	$774,422
Horizon Therapeutics PLC*	17,167	1,880,473
Natera, Inc.*	9,123	1,016,667
Regeneron Pharmaceuticals, Inc.*	13,599	8,229,843
Sinovac Biotech Ltd. (China)*^	3,000	19,513
Vertex Pharmaceuticals, Inc.*	20,385	3,697,635
Zai Lab Ltd. (China)*	2,950	313,104
		37,630,741
Building Products — 0.4%
Carlisle Cos., Inc.	13,550	2,693,605
Fortune Brands Home & Security, Inc.	56,040	5,011,097
Lennox International, Inc.	3,597	1,058,129
Trane Technologies PLC	60,308	10,412,176
		19,175,007
Capital Markets — 1.1%
BlackRock, Inc.	1,675	1,404,755
Blackstone, Inc.	21,937	2,552,151
Brookfield Asset Management, Inc. (Canada) (Class A Stock)(a)	15,419	825,071
Charles Schwab Corp. (The)	83,529	6,084,252
FactSet Research Systems, Inc.	4,160	1,642,285
Focus Financial Partners, Inc. (Class A Stock)*	25,302	1,325,066
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	138,135	8,497,340
Invesco Ltd.	70,082	1,689,677
KIWOOM Securities Co. Ltd. (South Korea)	4,157	380,524
Lazard Ltd. (Class A Stock)	28,898	1,323,528
London Stock Exchange Group PLC (United Kingdom)	38,657	3,861,620
LPL Financial Holdings, Inc.	14,307	2,242,765
Moelis & Co. (Class A Stock)	20,021	1,238,699
Morgan Stanley	33,326	3,242,953
Morningstar, Inc.	5,726	1,483,206
Northern Trust Corp.	28,827	3,107,839
S&P Global, Inc.	2,948	1,252,576
State Street Corp.	99,851	8,459,377
StepStone Group, Inc. (Class A Stock)	25,049	1,068,089
T. Rowe Price Group, Inc.	13,340	2,623,978
		54,305,751
Chemicals — 0.4%
Axalta Coating Systems Ltd.*	88,228	2,575,375
Eastman Chemical Co.	55,758	5,617,061
LG Chem Ltd. (South Korea)	1,720	1,115,198
Linde PLC (United Kingdom)	25,139	7,418,720
Wanhua Chemical Group Co. Ltd. (China) (Class A Stock)	44,000	721,249
		17,447,603
Commercial Services & Supplies — 0.2%
Copart, Inc.*	12,310	1,707,643
Driven Brands Holdings, Inc.*	32,031	925,376
IAA, Inc.*	24,168	1,318,848
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
MSA Safety, Inc.(a)	8,971	$1,307,075
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	11,096	684,179
Stericycle, Inc.*	15,134	1,028,658
Waste Connections, Inc.	17,497	2,203,397
		9,175,176
Communications Equipment — 0.1%
Cisco Systems, Inc.	43,957	2,392,579
CommScope Holding Co., Inc.*	157,010	2,133,766
		4,526,345
Construction & Engineering — 0.3%
Quanta Services, Inc.	15,347	1,746,796
Vinci SA (France)	128,908	13,392,290
WillScot Mobile Mini Holdings Corp.*	66,445	2,107,635
		17,246,721
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	10,412	3,557,572
Consumer Finance — 0.3%
American Express Co.	22,644	3,793,549
Capital One Financial Corp.	62,256	10,083,604
Discover Financial Services	6,731	826,904
Shriram Transport Finance Co. Ltd. (India)	34,644	603,100
		15,307,157
Containers & Packaging — 0.3%
AptarGroup, Inc.	13,903	1,659,323
Crown Holdings, Inc.	12,066	1,216,011
Graphic Packaging Holding Co.	84,178	1,602,749
Packaging Corp. of America	29,661	4,076,608
Pactiv Evergreen, Inc.	44,057	551,594
Westrock Co.	58,283	2,904,242
Yunnan Energy New Material Co. Ltd. (China) (Class A Stock)	13,500	583,722
		12,594,249
Distributors — 0.1%
LKQ Corp.*	37,646	1,894,346
Pool Corp.	4,658	2,023,482
		3,917,828
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.*	17,366	2,421,168
SAL TopCo LLC*^	15,668	47,004
		2,468,172
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. (Class B Stock)*	37,468	10,226,516
Chailease Holding Co. Ltd. (Taiwan)	159,030	1,395,989
FirstRand Ltd. (South Africa)	151,706	649,246
		12,271,751

A2

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA (Spain), 144A	82,149	$5,067,055
Frontier Communications Parent, Inc.*	1	28
Hellenic Telecommunications Organization SA (Greece)	26,895	504,663
Turk Telekomunikasyon A/S (Turkey)	620,749	521,985
Verizon Communications, Inc.	138,914	7,502,745
Windstream Holdings, Inc.*^	386	7,772
		13,604,248
Electric Utilities — 0.7%
American Electric Power Co., Inc.	34,136	2,771,161
Edison International	31,479	1,746,140
Entergy Corp.	16,717	1,660,165
Iberdrola SA (Spain)	716,939	7,196,215
NextEra Energy, Inc.	118,857	9,332,652
Orsted A/S (Denmark), 144A	36,485	4,834,270
PG&E Corp.*	159,941	1,535,434
Xcel Energy, Inc.	70,706	4,419,125
		33,495,162
Electrical Equipment — 0.5%
AMETEK, Inc.	11,334	1,405,529
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	7,000	567,937
Eaton Corp. PLC	39,132	5,842,799
Generac Holdings, Inc.*	10,017	4,093,647
Schneider Electric SE	72,289	12,018,400
Shanghai Liangxin Electrical Co. Ltd. (China) (Class A Stock)	77,180	162,519
		24,090,831
Electronic Equipment, Instruments & Components — 0.4%
Arrow Electronics, Inc.*	5,545	622,648
AU Optronics Corp. (Taiwan)	1,009,000	633,469
BOE Technology Group Co. Ltd. (China) (Class A Stock)	701,788	545,433
Cognex Corp.	15,427	1,237,554
Jade Bird Fire Co. Ltd. (China) (Class A Stock)	147,768	585,570
Keyence Corp. (Japan)	11,772	7,030,190
Keysight Technologies, Inc.*	10,267	1,686,765
Sunny Optical Technology Group Co. Ltd. (China)	31,600	827,653
SYNNEX Corp.	27,968	2,911,469
Taiwan Union Technology Corp. (Taiwan)	127,000	489,835
Zebra Technologies Corp. (Class A Stock)*	2,826	1,456,577
		18,027,163
Entertainment — 0.5%
Bilibili, Inc. (China), ADR*(a)	4,975	329,196
Bilibili, Inc. (China) (Class Z Stock)*	47,504	3,195,147
JYP Entertainment Corp. (South Korea)	13,916	496,917
NCSoft Corp. (South Korea)	777	394,758
NetEase, Inc. (China)	54,600	929,082
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Netflix, Inc.*	7,297	$4,453,651
Roku, Inc.*	5,008	1,569,257
Sea Ltd. (Taiwan), ADR*	26,863	8,562,044
Walt Disney Co. (The)*	16,155	2,732,941
		22,662,993
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Campus Communities, Inc.	18,472	894,968
American Homes 4 Rent (Class A Stock)	66,820	2,547,178
Apple Hospitality REIT, Inc.	56,649	891,089
Brixmor Property Group, Inc.	133,397	2,949,408
CubeSmart	30,381	1,471,959
EastGroup Properties, Inc.	22,644	3,773,170
Federal Realty Investment Trust	15,409	1,818,108
Kimco Realty Corp.	167,762	3,481,062
Lamar Advertising Co. (Class A Stock)	7,083	803,566
Mid-America Apartment Communities, Inc.	27,047	5,051,027
National Retail Properties, Inc.	30,117	1,300,753
Outfront Media, Inc.	50,349	1,268,795
Prologis, Inc.	42,251	5,299,543
Public Storage	11,717	3,481,121
Rayonier, Inc.	95,560	3,409,581
Sun Communities, Inc.	16,428	3,040,823
Welltower, Inc.	15,360	1,265,664
Weyerhaeuser Co.	133,955	4,764,779
		47,512,594
Food & Staples Retailing — 0.3%
Bid Corp. Ltd. (South Africa)*	21,365	460,855
BIM Birlesik Magazalar A/S (Turkey)	58,751	421,779
BJ’s Wholesale Club Holdings, Inc.*(a)	34,265	1,881,834
Casey’s General Stores, Inc.	5,799	1,092,822
Clicks Group Ltd. (South Africa)	34,965	645,627
Dino Polska SA (Poland), 144A*	7,539	628,204
Performance Food Group Co.*	36,214	1,682,503
Sysco Corp.	31,700	2,488,450
Wal-Mart de Mexico SAB de CV (Mexico)	1,382,558	4,685,218
X5 Retail Group NV (Russia), GDR	20,198	655,268
		14,642,560
Food Products — 0.5%
Britannia Industries Ltd. (India)	15,624	831,265
Foshan Haitian Flavouring & Food Co. Ltd. (China) (Class A Stock)	42,148	714,124
Fu Jian Anjoy Foods Co. Ltd. (China) (Class A Stock)	21,300	633,413
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	84,200	491,341
Kraft Heinz Co. (The)	81,146	2,987,796
Lamb Weston Holdings, Inc.	21,538	1,321,787
Nestle SA (Switzerland)	99,116	11,952,757
Oatly Group AB, ADR*(a)	24,116	364,634
Post Holdings, Inc.*	35,696	3,932,271

A3

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Tongwei Co. Ltd. (China) (Class A Stock)	96,600	$757,255
		23,986,643
Gas Utilities — 0.0%
Atmos Energy Corp.	13,925	1,228,185
ENN Energy Holdings Ltd. (China)	22,600	370,929
Kunlun Energy Co. Ltd. (China)	574,000	600,042
		2,199,156
Health Care Equipment & Supplies — 0.6%
Boston Scientific Corp.*	148,156	6,428,489
Cooper Cos., Inc. (The)	3,328	1,375,496
Dexcom, Inc.*	3,793	2,074,240
ICU Medical, Inc.*	4,734	1,104,821
Insulet Corp.*	2,330	662,256
Intuitive Surgical, Inc.*	1,962	1,950,522
Kangji Medical Holdings Ltd. (China)	286,000	380,961
Medtronic PLC	25,648	3,214,977
Ortho Clinical Diagnostics Holdings PLC*	41,100	759,528
STERIS PLC	7,350	1,501,458
West Pharmaceutical Services, Inc.	4,169	1,769,907
Zimmer Biomet Holdings, Inc.	74,538	10,909,381
		32,132,036
Health Care Providers & Services — 0.7%
AmerisourceBergen Corp.	30,181	3,605,121
Apollo Hospitals Enterprise Ltd. (India)	11,172	673,965
Chemed Corp.	2,704	1,257,685
Cigna Corp.	22,072	4,417,932
CVS Health Corp.	48,414	4,108,412
Encompass Health Corp.	21,052	1,579,742
HCA Healthcare, Inc.	5,702	1,383,989
McKesson Corp.	6,324	1,260,879
Molina Healthcare, Inc.*	8,467	2,297,182
UnitedHealth Group, Inc.	38,460	15,027,860
		35,612,767
Health Care Technology — 0.0%
Certara, Inc.*	25,345	838,919
Definitive Healthcare Corp.*(a)	3,318	142,110
		981,029
Hotels, Restaurants & Leisure — 0.6%
Airbnb, Inc. (Class A Stock)*	2,948	494,527
Booking Holdings, Inc.*	4,143	9,834,943
Cracker Barrel Old Country Store, Inc.(a)	7,812	1,092,430
DraftKings, Inc. (Class A Stock)*(a)	23,413	1,127,570
Huazhu Group Ltd. (China)*	85,800	397,248
Las Vegas Sands Corp.*	50,496	1,848,154
McDonald’s Corp.	38,002	9,162,662
Planet Fitness, Inc. (Class A Stock)*	14,540	1,142,117
Royal Caribbean Cruises Ltd.*(a)	14,702	1,307,743
Sands China Ltd. (Macau)*	108,800	222,427
Trip.com Group Ltd. (China), ADR*	11,436	351,657
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Vail Resorts, Inc.*	4,012	$1,340,209
Wendy’s Co. (The)	46,255	1,002,808
Yum! Brands, Inc.	6,225	761,380
		30,085,875
Household Durables — 0.5%
Garmin Ltd.	8,527	1,325,607
Haier Smart Home Co. Ltd. (China) (Class H Stock)	292,600	1,023,749
Midea Group Co. Ltd. (China) (Class A Stock)	11,493	123,890
Mohawk Industries, Inc.*	17,914	3,177,944
Newell Brands, Inc.	117,500	2,601,450
Oppein Home Group, Inc. (China) (Class A Stock)	21,900	442,120
Persimmon PLC (United Kingdom)	139,970	5,037,402
Sony Group Corp. (Japan)	73,563	8,162,446
Taylor Wimpey PLC (United Kingdom)	1,319,157	2,738,077
		24,632,685
Household Products — 0.3%
Energizer Holdings, Inc.(a)	57,242	2,235,300
Hindustan Unilever Ltd. (India)	22,927	833,450
Procter & Gamble Co. (The)	86,187	12,048,943
Reynolds Consumer Products, Inc.(a)	36,745	1,004,608
		16,122,301
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Corp.	61	1,043
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	17,291	3,670,533
Insurance — 1.5%
AIA Group Ltd. (Hong Kong)	1,036,874	11,981,359
Alleghany Corp.*	3,592	2,242,881
Allianz SE (Germany)	60,144	13,536,709
American International Group, Inc.	31,680	1,738,915
Chubb Ltd.	19,348	3,356,491
CNA Financial Corp.	29,623	1,242,981
Fairfax Financial Holdings Ltd. (Canada) (BATS)	4,374	1,765,390
Fairfax Financial Holdings Ltd. (Canada) (XTSE)	1,326	535,289
Hartford Financial Services Group, Inc. (The)	57,398	4,032,210
HDFC Life Insurance Co. Ltd. (India), 144A	92,798	901,685
Kinsale Capital Group, Inc.	10,379	1,678,284
Loews Corp.	127,823	6,893,494
Marsh & McLennan Cos., Inc.	16,164	2,447,715
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	151,000	1,028,763
Progressive Corp. (The)	74,753	6,756,924
Prudential PLC (United Kingdom)	38,659	752,930
RLI Corp.	15,389	1,543,055
Travelers Cos., Inc. (The)	46,471	7,064,057

A4

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Zurich Insurance Group AG (Switzerland)	12,741	$5,219,006
		74,718,138
Interactive Media & Services — 1.2%
Alphabet, Inc. (Class C Stock)*	12,001	31,986,385
Bumble, Inc. (Class A Stock)*(a)	21,102	1,054,678
Facebook, Inc. (Class A Stock)*	15,742	5,342,677
IAC/InterActiveCorp*	12,203	1,589,929
Match Group, Inc.*(a)	7,533	1,182,606
MYT Holding LLC (Class B Stock)*^	93,730	468,650
Snap, Inc. (Class A Stock)*	17,134	1,265,689
Tencent Holdings Ltd. (China)	248,600	14,974,124
		57,864,738
Internet & Direct Marketing Retail — 1.1%
Alibaba Group Holding Ltd. (China)*	562,722	10,395,019
Alibaba Group Holding Ltd. (China), ADR*	1,471	217,782
Allegro.eu SA (Poland), 144A*	41,038	598,992
Amazon.com, Inc.*	9,281	30,488,456
Delivery Hero SE (Saudi Arabia), 144A*	44,153	5,638,151
D-MARKET Elektronik Hizmetler ve Ticaret A/S (Turkey), ADR*(a)	45,030	308,906
JD.com, Inc. (China) (Class A Stock)*	33,308	1,218,303
Meituan (China) (Class B Stock), 144A*	64,800	2,065,043
MercadoLibre, Inc. (Argentina)*	411	690,233
Naspers Ltd. (South Africa) (Class N Stock)	3,026	503,904
		52,124,789
IT Services — 1.0%
Broadridge Financial Solutions, Inc.	9,345	1,557,251
Capgemini SE (France)	53,627	11,143,214
EPAM Systems, Inc.*	1,407	802,665
FleetCor Technologies, Inc.*	14,168	3,701,673
Global Payments, Inc.	10,986	1,731,174
Infosys Ltd. (India)	76,212	1,712,669
International Business Machines Corp.	13,348	1,854,438
Jack Henry & Associates, Inc.	4,937	809,964
Larsen & Toubro Infotech Ltd. (India), 144A	8,871	687,805
Mastercard, Inc. (Class A Stock)	43,409	15,092,441
MongoDB, Inc.*	3,070	1,447,536
PayPal Holdings, Inc.*	11,586	3,014,793
Snowflake, Inc. (Class A Stock)*	3,800	1,149,234
StoneCo Ltd. (Brazil) (Class A Stock)*	14,172	492,052
WEX, Inc.*	11,169	1,967,308
		47,164,217
Leisure Products — 0.0%
Brunswick Corp.	17,631	1,679,705
Life Sciences Tools & Services — 0.3%
Lonza Group AG (Switzerland)	7,792	5,849,570
Mettler-Toledo International, Inc.*	849	1,169,379
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Syneos Health, Inc.*	18,463	$1,615,143
Thermo Fisher Scientific, Inc.	9,883	5,646,454
Wuxi Biologics Cayman, Inc. (China), 144A*	105,500	1,726,480
		16,007,026
Machinery — 1.2%
Atlas Copco AB (Sweden) (Class A Stock)	100,025	6,049,828
Deere & Co.	6,631	2,221,849
Douglas Dynamics, Inc.	5,751	208,761
Dover Corp.	31,354	4,875,547
Han’s Laser Technology Industry Group Co. Ltd. (China) (Class A Stock)	115,100	668,437
Hillman Solutions Corp.*	58,677	700,017
Hiwin Technologies Corp. (Taiwan)	43,486	479,915
IDEX Corp.	6,144	1,271,501
Ingersoll Rand, Inc.*	155,050	7,816,070
ITT, Inc.	30,671	2,632,799
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	14,200	186,203
Kone OYJ (Finland) (Class B Stock)	69,702	4,893,845
Lincoln Electric Holdings, Inc.	14,295	1,841,053
Nordson Corp.	6,534	1,556,072
RBC Bearings, Inc.*	6,278	1,332,192
SMC Corp. (Japan)	8,365	5,234,150
Snap-on, Inc.	4,612	963,677
Stanley Black & Decker, Inc.	31,527	5,526,998
Techtronic Industries Co. Ltd. (Hong Kong)	25,500	501,470
Timken Co. (The)	20,069	1,312,914
Toro Co. (The)	22,933	2,233,904
Volvo AB (Sweden) (Class B Stock)	327,207	7,334,652
Woodward, Inc.	11,869	1,343,571
		61,185,425
Media — 0.5%
Charter Communications, Inc. (Class A Stock)*	8,031	5,843,034
Comcast Corp. (Class A Stock)	116,152	6,496,382
DISH Network Corp. (Class A Stock)*	57,390	2,494,170
Liberty Broadband Corp. (Class C Stock)*	23,469	4,053,096
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	65,147	3,092,528
Nexstar Media Group, Inc. (Class A Stock)	15,568	2,365,713
		24,344,923
Metals & Mining — 0.4%
Alrosa PJSC (Russia)	343,989	628,634
Anglo American PLC (South Africa)	195,401	6,902,056
AngloGold Ashanti Ltd. (Tanzania)	10,031	159,973
AngloGold Ashanti Ltd. (Tanzania), ADR	2,537	40,567
BHP Group Ltd. (Australia)	250,508	6,789,444
Freeport-McMoRan, Inc.	35,194	1,144,861

A5

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Magnitogorsk Iron & Steel Works PJSC (Russia)	1,123,433	$1,059,985
Rio Tinto PLC (Australia)	34,555	2,275,355
Severstal PAO (Russia), GDR	25,724	540,451
		19,541,326
Multiline Retail — 0.1%
Claire’s Private Placement*^	406	86,275
Dollar General Corp.	10,070	2,136,250
Fix Price Group Ltd. (Russia), 144A, GDR	44,617	400,884
Fix Price Group Ltd. (Russia), GDR	18,250	164,662
Kohl’s Corp.	43,281	2,038,102
Lojas Renner SA (Brazil)	87,783	552,094
Magazine Luiza SA (Brazil)	167,893	442,720
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*	1,660	228,250
Pepco Group NV (United Kingdom), 144A*	45,454	579,650
		6,628,887
Multi-Utilities — 0.1%
CenterPoint Energy, Inc.	72,221	1,776,637
RWE AG (Germany)	56,171	1,984,149
		3,760,786
Oil, Gas & Consumable Fuels — 1.1%
BP PLC (United Kingdom)	733,642	3,320,948
Cabot Oil & Gas Corp.(a)	143,047	3,112,703
Chevron Corp.	35,091	3,559,982
ConocoPhillips	256,995	17,416,551
Diamondback Energy, Inc.	13,050	1,235,443
EOG Resources, Inc.	15,437	1,239,128
EP Energy Corp.*(a)	7,216	667,480
Equitrans Midstream Corp.	83,319	844,855
Gazprom PJSC (Russia)	233,161	1,156,179
Kinder Morgan, Inc.	185,630	3,105,590
LUKOIL PJSC (Russia), ADR	16,192	1,532,735
Marathon Petroleum Corp.	47,464	2,933,750
Oil Search Ltd. (Australia)	198,573	623,917
Petronet LNG Ltd. (India)	165,661	532,139
Phillips 66	31,313	2,192,849
PTT Exploration & Production PCL (Thailand)	369,400	1,272,220
Reliance Industries Ltd. (India)	42,871	1,451,582
Rosneft Oil Co. PJSC (Russia), GDR	81,461	685,234
S-Oil Corp. (South Korea)	13,333	1,225,240
TC Energy Corp. (Canada)	56,150	2,702,435
Thai Oil PCL (Thailand)	456,100	699,787
Williams Cos., Inc. (The)	109,015	2,827,849
		54,338,596
Paper & Forest Products — 0.0%
Suzano SA (Brazil)*	48,011	476,077
	Shares	Value
Common Stocks (continued)
Personal Products — 0.2%
Coty, Inc. (Class A Stock)*	126,140	$991,460
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,133	1,239,611
LG Household & Health Care Ltd. (South Korea)	405	457,805
L’Oreal SA (France)	17,178	7,088,138
		9,777,014
Pharmaceuticals — 1.1%
Bristol-Myers Squibb Co.	237,042	14,025,775
Catalent, Inc.*	27,268	3,628,553
Jazz Pharmaceuticals PLC*	6,967	907,173
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	50,065	389,936
Johnson & Johnson	32,620	5,268,130
Kyowa Kirin Co. Ltd. (Japan)	109,400	3,928,928
Merck & Co., Inc.	30,127	2,262,839
Novo Nordisk A/S (Denmark) (Class B Stock)	203,649	19,651,502
Organon & Co.	43,752	1,434,628
Royalty Pharma PLC (Class A Stock)	17,540	633,895
Viatris, Inc.	123,704	1,676,189
		53,807,548
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	11,466	909,827
Equifax, Inc.	3,370	854,026
IHS Markit Ltd.	10,668	1,244,102
Leidos Holdings, Inc.	30,487	2,930,715
RELX PLC (United Kingdom)	254,784	7,356,401
SGS SA (Switzerland)	1,841	5,365,408
TransUnion	13,916	1,562,906
		20,223,385
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	28,478	2,772,618
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	46,648
Country Garden Services Holdings Co. Ltd. (China)	69,000	543,527
Cushman & Wakefield PLC*(a)	56,990	1,060,584
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)	3,900	2,632
Shenzhen New Nanshan Holding Group Co. Ltd. (China) (Class A Stock)	20,522	10,182
		4,436,191
Road & Rail — 0.5%
Canadian National Railway Co. (Canada)	67,074	7,772,874
Knight-Swift Transportation Holdings, Inc.	27,292	1,395,986
Landstar System, Inc.	6,767	1,067,968
Localiza Rent a Car SA (Brazil)	48,624	489,120
Lyft, Inc. (Class A Stock)*	139,997	7,502,439

A6

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
Norfolk Southern Corp.	18,373	$4,395,740
Old Dominion Freight Line, Inc.	5,243	1,499,393
Uber Technologies, Inc.*	30,150	1,350,720
		25,474,240
Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc.*	53,882	5,544,458
Analog Devices, Inc.	64,876	10,865,432
ASML Holding NV (Netherlands)	22,768	17,000,362
CMC Materials, Inc.	8,418	1,037,350
Cree, Inc.*(a)	9,360	755,633
Entegris, Inc.	14,131	1,779,093
Global Unichip Corp. (Taiwan)	45,000	799,994
Lam Research Corp.	4,045	2,302,212
Microchip Technology, Inc.	6,356	975,582
Monolithic Power Systems, Inc.	2,783	1,348,864
NVIDIA Corp.	20,404	4,226,893
NXP Semiconductors NV (China)	38,155	7,473,420
QUALCOMM, Inc.	16,606	2,141,842
Realtek Semiconductor Corp. (Taiwan)	35,000	620,748
Silergy Corp. (China)	4,000	583,747
SK Hynix, Inc. (South Korea)	15,669	1,338,051
SolarEdge Technologies, Inc.*	5,277	1,399,566
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	335,000	6,914,162
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	132,327	14,774,309
Teradyne, Inc.	8,039	877,618
Texas Instruments, Inc.	19,877	3,820,558
Xinyi Solar Holdings Ltd. (China)	348,000	711,711
		87,291,605
Software — 1.3%
Aspen Technology, Inc.*	10,301	1,264,963
Black Knight, Inc.*	21,808	1,570,176
Ceridian HCM Holding, Inc.*	18,945	2,133,586
Clearwater Analytics Holdings, Inc. (Class A Stock)*	17,972	460,263
Cloopen Group Holding Ltd. (China), ADR*	28,473	125,851
Confluent, Inc. (Class A Stock)*(a)	13,349	796,268
Crowdstrike Holdings, Inc. (Class A Stock)*	4,243	1,042,845
Envestnet, Inc.*	13,771	1,104,985
Five9, Inc.*	5,766	921,061
Guidewire Software, Inc.*	11,043	1,312,681
HubSpot, Inc.*	2,625	1,774,736
Intuit, Inc.	6,875	3,709,131
Kingdee International Software Group Co. Ltd. (China)*	171,000	571,441
Microsoft Corp.	122,626	34,570,722
nCino, Inc.*(a)	10,783	765,916
Palo Alto Networks, Inc.*	2,271	1,087,809
PTC, Inc.*	7,971	954,846
Q2 Holdings, Inc.*	15,946	1,277,912
ServiceNow, Inc.*	2,499	1,555,053
SS&C Technologies Holdings, Inc.	25,191	1,748,255
Synopsys, Inc.*	4,790	1,434,174
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Tyler Technologies, Inc.*	2,890	$1,325,499
UiPath, Inc. (Class A Stock)*(a)	6,259	329,286
Workday, Inc. (Class A Stock)*	12,274	3,067,150
Zscaler, Inc.*	4,759	1,247,905
		66,152,514
Specialty Retail — 0.7%
AutoZone, Inc.*	3,597	6,107,670
Best Buy Co., Inc.	24,001	2,537,146
CarMax, Inc.*	9,565	1,223,937
Gap, Inc. (The)(a)	131,981	2,995,969
Home Depot, Inc. (The)	9,735	3,195,611
Lowe’s Cos., Inc.	28,132	5,706,858
Murphy USA, Inc.	23,787	3,978,614
National Vision Holdings, Inc.*(a)	14,346	814,422
O’Reilly Automotive, Inc.*	14,118	8,626,945
Tractor Supply Co.	6,659	1,349,180
		36,536,352
Technology Hardware, Storage & Peripherals — 1.1%
Advantech Co. Ltd. (Taiwan)	54,198	704,323
Apple, Inc.	175,797	24,875,276
Samsung Electronics Co. Ltd. (South Korea)	331,517	20,496,110
Samsung Electronics Co. Ltd. (South Korea), GDR	1,484	2,314,556
Seagate Technology Holdings PLC(a)	60,196	4,967,374
Wiwynn Corp. (Taiwan)	17,000	528,492
		53,886,131
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	43,975	13,810,612
Carter’s, Inc.	7,548	733,967
Columbia Sportswear Co.	19,539	1,872,618
Eclat Textile Co. Ltd. (Taiwan)	29,000	629,620
LVMH Moet Hennessy Louis Vuitton SE (France)	14,188	10,136,460
NIKE, Inc. (Class B Stock)	12,883	1,870,998
Ralph Lauren Corp.	20,816	2,311,409
Shenzhou International Group Holdings Ltd. (China)	24,100	511,154
		31,876,838
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	143,551	5,297,652
Tobacco — 0.0%
Philip Morris International, Inc.	28,168	2,670,045
Trading Companies & Distributors — 0.2%
Ferguson PLC	56,924	7,924,533
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)*	61,170	711,228
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	37,925	707,459
		1,418,687

A7

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) (Class L Stock)	685,722	$606,939
Goodman Networks, Inc.*^	3,993	—
MTN Group Ltd. (South Africa)*	65,526	613,875
T-Mobile US, Inc.*	51,901	6,630,872
		7,851,686

Total Common Stocks (cost $1,483,367,662)		1,640,851,336
Preferred Stocks — 0.2%
Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC)	43,120	9,597,935
Interactive Media & Services — 0.0%
MYT Holding LLC, Series A, 10.000%, Maturing 06/06/29^	164,658	164,658
Multiline Retail — 0.0%
Claire’s Stores, Inc., CVT*^	284	674,500
Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc., Maturing 05/11/22*^	4,751	47

Total Preferred Stocks (cost $9,774,230)		10,437,140

	Units
Rights* — 0.0%
Independent Power & Renewable Electricity Producers
Vistra Corp., expiring 01/23/27^	12,375	16,706
(cost $0)
Warrants* — 0.0%
Machinery — 0.0%
Jiangsu Hengli Hydraulic Co. Ltd. (China), expiring 12/13/21	29,533	387,584
Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	693	13,514

Total Warrants (cost $344,037)		401,098

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.7%
Automobiles — 0.5%
CarMax Auto Owner Trust,
Series 2018-02, Class A3
2.980%	01/17/23	116	115,782
Series 2021-02, Class A2A
0.270%	06/17/24	677	677,190
Carvana Auto Receivables Trust,
Series 2021-P03, Class A2
0.380%	01/10/25	2,621	2,620,252
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Drive Auto Receivables Trust,
Series 2021-02, Class A2
0.360%	05/15/24	3,036	$3,037,027
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A
2.620%	08/15/28	1,000	1,009,024
Mercedes-Benz Auto Lease Trust,
Series 2019-B, Class A3
2.000%	10/17/22	790	793,574
Nissan Auto Lease Trust,
Series 2020-B, Class A3
0.430%	10/16/23	2,158	2,161,675
Santander Drive Auto Receivables Trust,
Series 2021-02, Class A2
0.280%	04/15/24	1,889	1,889,212
Series 2021-03, Class A2
0.290%	05/15/24	3,740	3,740,826
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,290	2,404,358
Series 2019-A, Class D, 144A
3.450%	01/26/32	1,715	1,790,592
Tesla Auto Lease Trust,
Series 2019-A, Class A2, 144A
2.130%	04/20/22	352	353,008
Toyota Auto Receivables Owner Trust,
Series 2018-D, Class A3
3.180%	03/15/23	568	572,282
Series 2019-C, Class A3
1.910%	09/15/23	486	489,463
			21,654,265
Collateralized Debt Obligation — 0.1%
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL04, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.134%(c)	09/15/35	2,226	2,223,020
Equipment — 0.0%
Dell Equipment Finance Trust,
Series 2021-02, Class A2, 144A
0.330%	12/22/26	845	844,641
Home Equity Loans — 0.0%
Citigroup Mortgage Loan Trust,
Series 2007-AMC01, Class A1, 144A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.246%(c)	12/25/36	117	78,645
GSAA Home Equity Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.440% (Cap N/A, Floor 0.440%)
0.526%(c)	01/25/36	61	24,044
Series 2007-02, Class AF4A
6.483%(cc)	03/25/37	98	39,821
Series 2007-04, Class A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.286%(c)	03/25/37	17	6,498

A8

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2007-05, Class 1AV1, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
0.186%(c)	05/25/37	71	$31,322
Series 2007-07, Class 1A2, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
0.446%(c)	07/25/37	17	17,385
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE03, Class M4, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)
1.061%(c)	07/25/35	3	3,650
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE01, Class M1, 1 Month LIBOR + 0.615% (Cap N/A, Floor 0.615%)
0.701%(c)	02/25/36	12	12,459
NovaStar Mortgage Funding Trust,
Series 2003-01, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.866%(c)	05/25/33	513	512,198
Option One Mortgage Loan Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)
0.821%(c)	08/25/35	20	20,280
Residential Asset Securities Trust,
Series 2004-KS05, Class AI5
4.533%(cc)	06/25/34	96	97,702
Series 2005-KS02, Class M1, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.645%)
0.731%(c)	03/25/35	9	8,977
Soundview Home Loan Trust,
Series 2006-01, Class A4, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.686%(c)	02/25/36	18	17,652
Series 2006-EQ01, Class A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.246%(c)	10/25/36	20	20,098
Series 2006-OPT01, Class 1A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.446%(c)	03/25/36	109	108,113
Series 2006-OPT03, Class 1A1, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
0.241%(c)	06/25/36	156	155,353
Series 2006-OPT04, Class 1A1, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.386%(c)	06/25/36	132	130,874
Series 2007-OPT03, Class 2A3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.266%(c)	08/25/37	63	61,564
Structured Asset Securities Corp. Pass-Through Certificates,
Series 2002-AL01, Class A2
3.450%	02/25/32	19	18,057
Terwin Mortgage Trust,
Series 2006-03, Class 2A2, 144A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)
0.506%(c)	04/25/37	41	40,137
			1,404,829
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other — 0.0%
CF Hippolyta LLC,
Series 2021-01A, Class B1, 144A
1.980%	03/15/61	616	$617,750
Golden Bear LLC,
Series 2016-01A, Class A, 144A
3.750%	09/20/47	929	976,091
			1,593,841
Residential Mortgage-Backed Securities — 0.0%
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD01, Class A, 1 Month LIBOR + 0.900% (Cap 11.000%, Floor 0.900%)
0.986%(c)	12/25/33	94	93,324
Carrington Mortgage Loan Trust,
Series 2006-NC02, Class A3, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.236%(c)	06/25/36	99	98,329
FBR Securitization Trust,
Series 2005-02, Class M2, 1 Month LIBOR + 0.750% (Cap 14.000%, Floor 0.750%)
0.836%(c)	09/25/35	79	79,251
First Franklin Mortgage Loan Trust,
Series 2006-FF12, Class A4, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.226%(c)	09/25/36	2	1,687
Fremont Home Loan Trust,
Series 2005-01, Class M4, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.106%(c)	06/25/35	—(r)	341
GSAMP Trust,
Series 2006-HE03, Class A2C, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.406%(c)	05/25/46	57	56,818
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH03, Class A1A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.256%(c)	03/25/37	45	44,568
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H01, Class 1A1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.086%(c)	10/25/37	63	62,842
New Century Home Equity Loan Trust,
Series 2006-02, Class A2B, 1 Month LIBOR + 0.160% (Cap 12.500%, Floor 0.160%)
0.246%(c)	08/25/36	90	87,934
Ownit Mortgage Loan Trust,
Series 2006-01, Class AV, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.546%(c)	12/25/35	31	30,638
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WHQ02, Class M2, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
0.776%(c)	05/25/35	11	11,149
Residential Asset Securities Trust,
Series 2007-KS03, Class AI3, 1 Month LIBOR + 0.250% (Cap 14.000%, Floor 0.250%)
0.336%(c)	04/25/37	13	13,384

A9

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Saxon Asset Securities Trust,
Series 2007-01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.236%(c)	01/25/47	35	$34,674
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-NC03, Class A1, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.366%(c)	09/25/36	124	91,814
Series 2007-NC02, Class A2B, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.226%(c)	01/25/37	48	43,860
Soundview Home Loan Trust,
Series 2005-02, Class M5, 1 Month LIBOR + 0.990% (Cap N/A, Floor 0.990%)
1.076%(c)	07/25/35	1	1,303
Structured Asset Investment Loan Trust,
Series 2006-02, Class A3, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
0.446%(c)	04/25/36	46	45,723
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC05, Class A4, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.340%)
0.426%(c)	12/25/36	18	18,041
Series 2006-GEL04, Class M1, 144A, 1 Month LIBOR + 0.570% (Cap N/A, Floor 0.570%)
0.656%(c)	10/25/36	68	68,055
Series 2007-WF01, Class A4, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.486%(c)	02/25/37	40	40,102
Towd Point Mortgage Trust,
Series 2015-03, Class A4B, 144A
3.500%(cc)	03/25/54	30	30,225
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.086%(c)	05/25/58	174	175,027
			1,129,089
Student Loans — 0.1%
Edsouth Indenture No. 05 LLC,
Series 2014-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
0.786%(c)	02/25/39	791	788,216
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
0.766%(c)	05/25/39	1,163	1,156,012
Edsouth Indenture No. 10 LLC,
Series 2015-02, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.086%(c)	12/25/56	833	839,031
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
South Carolina Student Loan Corp.,
Series 2014-01, Class A1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.836%(c)	05/01/30	992	$993,497
			3,776,756

Total Asset-Backed Securities (cost $32,450,394)			32,626,441
Bank Loans — 0.0%
Foods — 0.0%
Moran Foods LLC,
Term Loan
—%(p)	04/01/24^	223	225,333
—%(p)	10/01/24	334	288,935
			514,268
Media — 0.0%
Altice Financing SA (Luxembourg),
October 2017 USD Term Loan, 3 Month LIBOR + 2.750%
2.900%(c)	01/31/26	112	109,919
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan - Non-PIK, 3 Month LIBOR + 10.000%
12.000%(c)	05/16/22^	112	12,162
Retail — 0.0%
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
6.584%(c)	12/18/26	467	457,534

Total Bank Loans (cost $1,033,739)			1,093,883
Certificates of Deposit — 0.0%
Kookmin Bank,
1 Month LIBOR + 0.290%
0.377%(c)	12/20/21	582	581,972
UBS AG/Stamford CT,
0.455%	12/02/22	748	749,688
Woori Bank,
3 Month LIBOR + 0.250%
0.369%(c)	01/10/22	1,550	1,550,763

Total Certificates of Deposit (cost $2,880,000)			2,882,423
Commercial Mortgage-Backed Securities — 0.7%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,560	1,677,707
Series 2017-BNK07, Class A4
3.175%	09/15/60	3,330	3,586,833
Series 2021-BN33, Class A5
2.556%	05/15/64	1,698	1,759,053
Barclays Commercial Mortgage Securities Trust,
Series 2017-C01, Class D, 144A
3.660%(cc)	02/15/50	400	370,440

A10

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust,
Series 2018-B03, Class A5
4.025%	04/10/51	1,584	$1,791,809
Commercial Mortgage Trust,
Series 2017-COR02, Class C
4.712%(cc)	09/10/50	650	707,561
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A4
3.766%	04/15/51	3,790	4,167,909
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	2,580	2,730,701
Fannie Mae-Aces,
Series 2020-M50, Class A1
0.670%	10/25/30	71	70,282
Series 2020-M50, Class A2
1.200%	10/25/30	15	14,762
Series 2020-M50, Class X1, IO
2.020%(cc)	10/25/30	427	47,266
FHLMC Multifamily Mortgage Trust,
Series 2015-K45, Class C, 144A
3.712%(cc)	04/25/48	1,810	1,893,185
Series 2015-K48, Class B, 144A
3.766%(cc)	08/25/48	1,985	2,140,406
Series 2018-K80, Class C, 144A
4.373%(cc)	08/25/50	3,000	3,267,600
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.801% (Cap N/A, Floor 0.801%)
0.885%(c)	04/15/38	1,900	1,901,715
Morgan Stanley Capital I Trust,
Series 2021-L05, Class A4
2.728%	05/15/54	1,350	1,414,950
Velocity Commercial Capital Loan Trust,
Series 2015-01, Class M5, 144A
7.217%(cc)	06/25/45	21	20,896
Series 2016-01, Class M5, 144A
8.634%(cc)	04/25/46	43	43,927
Series 2016-01, Class M7, 144A
8.634%(cc)	04/25/46	67	63,730
Series 2017-01, Class M3, 144A
5.350%(cc)	05/25/47	100	101,658
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	50	49,056
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48	81	83,774
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48	83	85,799
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48	69	71,333
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49	62	62,903
VNDO Mortgage Trust,
Series 2012-06AVE, Class A, 144A
2.996%	11/15/30	1,049	1,071,128
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	500	$468,203
Series 2021-C59, Class A5
2.626%	04/15/54	1,650	1,713,674
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.381%(cc)	03/15/45	1,125	1,113,663

Total Commercial Mortgage-Backed Securities (cost $31,607,886)			32,491,923
Corporate Bonds — 25.8%
Aerospace & Defense — 0.4%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.400%	04/15/30	1,187	1,280,165
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	2,820	2,842,383
2.250%	06/15/26	260	264,516
3.250%	02/01/35	718	720,081
3.375%	06/15/46	50	48,146
3.450%	11/01/28	675	716,189
3.625%	02/01/31	1,105	1,183,810
3.625%	03/01/48	50	48,837
3.850%	11/01/48	25	25,533
3.950%	08/01/59	1,500	1,526,244
5.705%	05/01/40(a)	222	282,480
5.805%	05/01/50	760	1,015,859
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28(a)	468	533,924
4.854%	04/27/35	140	173,062
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	956	1,105,950
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28(a)	2,282	2,465,459
4.030%	10/15/47	25	29,424
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
1.900%	09/01/31	1,070	1,038,670
3.125%	07/01/50(a)	370	373,879
3.750%	11/01/46	235	261,068
4.050%	05/04/47	800	928,626
4.800%	12/15/43	140	175,944
			17,040,249
Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,815	2,661,967
3.875%	09/16/46	1,093	1,064,556

A11

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.880%
1.005%(c)	08/15/22	382	$383,930
Gtd. Notes
2.764%	08/15/22	220	224,171
3.215%	09/06/26	449	478,654
3.557%	08/15/27	2,901	3,125,384
4.390%	08/15/37	3,430	3,662,861
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.125%	07/26/24	493	518,105
3.500%	07/26/26(a)	720	771,914
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.375%	08/17/22	500	508,532
2.625%	02/18/22	2,247	2,262,825
3.875%	08/21/42	388	420,639
4.375%	11/15/41	130	150,293
			16,233,831
Airlines — 0.1%
Air Canada 2015-2 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.750%	06/15/29	148	154,534
Air Canada 2017-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.550%	07/15/31(a)	195	191,489
Air Canada 2017-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27	290	282,684
American Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.100%	07/15/29	442	438,491
British Airways 2018-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
4.125%	03/20/33	229	232,999
British Airways 2018-1 Class AA Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
3.800%	03/20/33	57	59,238
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	68	69,076
JetBlue 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
8.000%	11/15/27	1,115	1,305,273
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	19	20,402
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	277	297,891
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	70	74,202
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	116	$121,992
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	758	767,303
			4,015,574
Auto Manufacturers — 1.0%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
0.400%	10/21/22	1,186	1,187,567
2.600%	11/16/22	790	809,690
3.375%	12/10/21	715	719,172
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.470%
0.595%(c)	11/16/22	1,818	1,825,135
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.700%	04/06/22	907	916,547
2.950%	04/14/22(a)	626	635,004
3.800%	04/06/23	1,153	1,209,210
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.550%	08/15/22	1,561	1,591,449
2.850%	01/06/22	1,087	1,094,175
3.350%	02/22/23(a)	672	697,973
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25(a)	2,290	2,357,349
3.625%	06/17/31	2,140	2,159,616
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	1,550	1,657,386
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	425	462,374
4.875%	10/02/23	945	1,021,106
5.150%	04/01/38	270	321,688
5.400%	10/02/23	700	763,593
5.950%	04/01/49	75	99,149
6.125%	10/01/25	34	39,850
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	93	99,384
4.300%	07/13/25	550	602,648
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
1.222%(c)	11/06/21	170	170,144
Sr. Unsec’d. Notes
2.350%	01/08/31(a)	2,580	2,528,592
2.750%	06/20/25	937	979,882
5.650%	01/17/29	225	270,545
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.650%	09/17/26	1,455	1,442,026
1.800%	10/15/25	1,220	1,229,018
2.100%	09/15/28	1,745	1,718,325
2.375%	10/15/27	520	527,319

A12

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN
0.800%	04/03/23	1,100	$1,101,564
1.500%	06/15/26	1,970	1,945,263
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	08/29/22	1,751	1,787,487
Kia Motors Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
3.250%	04/21/26	200	213,551
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	940	930,690
2.450%	09/15/28(a)	425	420,532
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.345%	09/17/27	3,305	3,634,436
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.350%	10/14/22	1,450	1,452,051
0.450%	07/22/22	1,577	1,580,011
1.150%	05/26/22(a)	2,041	2,053,545
2.600%	01/11/22	827	832,351
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.480%
0.595%(c)	09/08/22	213	213,858
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
0.750%	11/23/22(a)	1,178	1,182,006
0.875%	11/22/23	1,230	1,235,576
2.700%	09/26/22	1,000	1,022,893
			48,741,730
Auto Parts & Equipment — 0.0%
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	05/15/49(a)	820	1,015,710
Banks — 9.0%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.542%(ff)	06/16/27	800	794,308
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	1,001	1,072,807
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.875%	01/25/22	959	966,531
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes
2.625%	05/19/22(a)	3,496	3,549,629
Sr. Unsec’d. Notes, MTN
2.625%	11/09/22	2,188	2,244,905
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Unsec’d. Notes
1.125%	09/18/25	400	395,473
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
0.701%(ff)	06/30/24	1,200	1,202,321
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
1.722%(ff)	09/14/27	600	$597,442
2.706%	06/27/24	1,200	1,262,126
2.746%	05/28/25	1,200	1,258,207
3.125%	02/23/23	1,000	1,035,391
3.306%	06/27/29	2,200	2,376,952
3.490%	05/28/30	200	214,498
3.500%	04/11/22	1,600	1,626,261
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.239%(c)	04/12/23	600	607,623
Sub. Notes
2.749%	12/03/30	400	397,312
Bank of America Corp.,
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	4,431	4,453,924
2.299%(ff)	07/21/32	2,250	2,218,084
2.687%(ff)	04/22/32	1,240	1,265,827
Sr. Unsec’d. Notes, MTN, 3 Month BSBY + 0.430%
0.529%(c)	05/28/24	2,283	2,289,823
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.160%
1.294%(c)	01/20/23	865	867,803
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	3,250	3,128,044
1.922%(ff)	10/24/31	4,000	3,853,250
2.503%	10/21/22	430	430,443
2.676%(ff)	06/19/41	1,285	1,242,237
2.884%(ff)	10/22/30	1,885	1,967,814
3.124%(ff)	01/20/23	333	335,752
3.705%(ff)	04/24/28	2,571	2,825,184
3.824%(ff)	01/20/28	5,865	6,476,402
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27	2,930	2,944,891
2.651%(ff)	03/11/32(a)	1,830	1,863,928
Sub. Notes
2.482%(ff)	09/21/36	1,640	1,606,243
Sub. Notes, MTN
4.450%	03/03/26	1,225	1,372,041
Sub. Notes, MTN, Series L
4.183%	11/25/27	1,250	1,392,674
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
2.029%(ff)	09/30/27	1,470	1,468,459
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.270% (Cap N/A, Floor 0.000%)
0.320%(c)	04/14/23	1,797	1,799,365
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.630% (Cap N/A, Floor 0.000%)
0.744%(c)	09/11/22	260	261,432
Sr. Unsec’d. Notes, MTN
2.050%	11/01/22(a)	1,844	1,879,628
2.350%	09/11/22(a)	1,650	1,683,600
2.900%	03/26/22	1,187	1,202,524
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.950%	08/23/22(a)	2,230	2,264,717

A13

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, SOFR + 0.280%
0.330%(c)	06/23/23	1,661	$1,662,206
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%
0.742%(c)	09/19/22	800	804,458
Sr. Unsec’d. Notes
2.450%	09/19/22	2,220	2,268,576
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.730%
0.864%(c)	07/20/22	1,095	1,100,817
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.700%	05/12/22	1,157	1,166,293
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
1.555%(c)	02/15/23	340	341,526
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31	210	211,594
2.852%(ff)	05/07/26(a)	1,225	1,285,598
3.932%(ff)	05/07/25	560	600,833
Sub. Notes
4.836%	05/09/28	232	262,531
BBVA USA,
Sr. Unsec’d. Notes
2.875%	06/29/22	2,210	2,248,274
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29	520	515,846
2.219%(ff)	06/09/26	6,125	6,286,901
Sr. Unsec’d. Notes, 144A, MTN
2.950%	05/23/22	4,420	4,496,855
3.500%	03/01/23	2,309	2,406,715
BNZ International Funding Ltd. (New Zealand),
Gtd. Notes, 144A
2.900%	02/21/22	250	252,490
BPCE SA (France),
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 1.220%
1.351%(c)	05/22/22	375	377,743
Gtd. Notes, 144A, MTN
3.000%	05/22/22	1,547	1,573,603
Gtd. Notes, MTN
2.750%	12/02/21	623	625,613
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26	3,275	3,278,022
2.375%	01/14/25	1,724	1,780,815
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.880%
1.001%(c)	05/31/22	3,825	3,845,860
Sub. Notes, 144A
5.150%	07/21/24	960	1,061,295
Sub. Notes, 144A, MTN
4.500%	03/15/25	4,070	4,467,771
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
0.450%	06/22/23	1,559	1,559,108
Sr. Unsec’d. Notes, SOFR + 0.800%
0.850%(c)	03/17/23	3,694	3,729,146
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Capital One NA,
Sr. Unsec’d. Notes
2.150%	09/06/22(a)	1,359	$1,381,092
2.650%	08/08/22(a)	1,000	1,018,126
Citigroup, Inc.,
Jr. Sub. Notes, Series M
6.300%(ff)	05/15/24(oo)	93	99,775
Jr. Sub. Notes, Series T
6.250%(ff)	08/15/26(oo)	820	949,240
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	2,606	2,691,832
Sr. Unsec’d. Notes
2.312%(ff)	11/04/22	1,860	1,862,886
2.572%(ff)	06/03/31(a)	3,245	3,305,734
2.976%(ff)	11/05/30	7,001	7,363,741
3.142%(ff)	01/24/23	1,507	1,519,632
3.668%(ff)	07/24/28	1,650	1,814,538
Sub. Notes
4.125%	07/25/28	600	670,110
4.300%	11/20/26	900	1,011,891
4.600%	03/09/26	675	763,007
Citizens Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
1.082%(c)	03/29/23	370	373,602
Sr. Unsec’d. Notes
3.250%	02/14/22	3,585	3,615,733
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
2.688%	03/11/31	1,340	1,334,635
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.750%	07/21/26(a)	470	517,100
Gtd. Notes, MTN
3.875%	02/08/22	1,490	1,509,181
Credit Agricole Corporate & Investment Bank SA (France),
Gtd. Notes, MTN
0.780%	06/28/24(a)	892	889,694
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
8.125%(ff)	12/23/25(oo)	430	519,429
Sr. Unsec’d. Notes, 144A
1.247%(ff)	01/26/27	897	883,824
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 1.020%
1.145%(c)	04/24/23	1,450	1,468,490
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	1,900	1,933,946
3.250%	10/04/24	474	505,618
3.375%	01/10/22(a)	1,455	1,467,065
3.750%	04/24/23	2,030	2,133,421
4.125%	01/10/27	520	582,365
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, SOFR + 0.390%
0.440%(c)	02/02/24	414	414,739
Sr. Unsec’d. Notes, SOFR + 0.450%
0.500%(c)	02/04/22	1,147	1,148,376

A14

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
1.250%	08/07/26(a)	1,165	$1,148,775
2.800%	04/08/22	758	768,056
Sr. Unsec’d. Notes, Series FXD
0.520%	08/09/23	2,982	2,985,127
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
5.250%(ff)	02/11/27(oo)	3,390	3,546,925
6.250%(ff)	12/18/24(oo)	1,100	1,186,636
Sr. Unsec’d. Notes
4.550%	04/17/26(a)	294	330,371
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.200%
1.316%(c)	12/14/23	250	252,601
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25	2,417	2,506,366
3.091%(ff)	05/14/32(a)	1,135	1,163,469
3.869%(ff)	01/12/29	1,400	1,528,158
4.207%(ff)	06/12/24	2,419	2,554,582
4.282%	01/09/28	1,506	1,672,315
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.171%(ff)	12/08/23	200	200,961
1.621%(ff)	09/11/26	275	275,161
5.000%(ff)	01/12/23	960	971,265
5.375%	01/12/24	528	579,464
DBS Group Holdings Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
2.850%	04/16/22(a)	442	447,552
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.686%	03/19/26	2,545	2,560,043
2.129%(ff)	11/24/26	800	812,922
2.222%(ff)	09/18/24	1,330	1,362,977
3.035%(ff)	05/28/32	1,005	1,025,505
4.250%	10/14/21	235	235,253
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A, SOFR + 0.430%
0.481%(c)	05/21/24	1,137	1,140,403
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.600%	06/15/22	2,300	2,333,418
3.500%	03/15/22	1,129	1,142,419
Sub. Notes
8.250%	03/01/38	70	116,192
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series T
3.800%(ff)	05/10/26(a)(oo)	1,355	1,389,184
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)	1,285	1,287,530
Sr. Unsec’d. Notes, SOFR + 0.430% (Cap N/A, Floor 0.000%)
0.480%(c)	03/08/23	562	562,277
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.780%
0.909%(c)	10/31/22	1,515	1,515,751
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,140	1,136,628
1.542%(ff)	09/10/27	9,115	9,088,215
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.615%(ff)	04/22/32	1,040	$1,052,273
2.876%(ff)	10/31/22	2,471	2,475,377
3.500%	04/01/25	2,260	2,429,820
4.017%(ff)	10/31/38	2,585	2,970,286
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%
1.125%(c)	07/24/23	390	392,679
Sr. Unsec’d. Notes, MTN
2.383%(ff)	07/21/32	1,390	1,376,927
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	03/30/25(oo)	265	289,434
Sr. Unsec’d. Notes
0.732%(ff)	08/17/24	1,267	1,267,931
0.976%(ff)	05/24/25	1,320	1,317,488
1.645%(ff)	04/18/26	1,975	1,986,662
2.013%(ff)	09/22/28	1,305	1,304,167
2.206%(ff)	08/17/29	2,915	2,893,663
2.357%(ff)	08/18/31	890	879,210
2.804%(ff)	05/24/32(a)	1,310	1,327,882
2.848%(ff)	06/04/31(a)	750	769,582
3.262%(ff)	03/13/23	1,026	1,038,873
3.803%(ff)	03/11/25	325	346,613
4.041%(ff)	03/13/28	1,650	1,825,777
4.292%(ff)	09/12/26	916	1,009,876
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.300%	01/14/22	2,220	2,228,803
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.500%	08/07/22	1,138	1,157,800
ING Groep NV (Netherlands),
Jr. Sub. Notes
3.875%(ff)	05/16/27(oo)	950	923,403
Sr. Unsec’d. Notes
3.150%	03/29/22	2,610	2,647,446
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	2,645	2,700,958
Sub. Notes, 144A
4.198%	06/01/32	200	204,987
4.950%	06/01/42	1,931	1,998,433
KeyBank NA,
Sr. Unsec’d. Notes
0.433%(ff)	06/14/24(a)	1,829	1,827,870
2.300%	09/14/22	400	408,048
3.300%	02/01/22	1,128	1,139,463
Korea Development Bank (The) (South Korea),
Sr. Unsec’d. Notes
3.000%	09/14/22	2,917	2,987,328
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.858%(ff)	03/17/23	1,750	1,769,721
3.000%	01/11/22	1,135	1,143,467
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
2.100%	10/17/22	445	453,532

A15

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.300%
0.350%	04/06/23	2,300	$2,298,252
Sr. Unsec’d. Notes, 144A, MTN
0.441%	12/16/22	782	783,081
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.340%(ff)	01/12/27	850	842,840
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.350%
1.482%(c)	03/27/24	280	284,247
Sr. Unsec’d. Notes, 144A, MTN
2.691%(ff)	06/23/32	1,655	1,651,626
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.610%
0.735%(c)	05/18/22	1,165	1,169,072
Sr. Unsec’d. Notes
2.500%	05/18/22	4,410	4,464,772
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
0.816%(c)	03/07/22	500	501,339
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.860%
0.985%(c)	07/26/23	422	427,263
Sr. Unsec’d. Notes
2.193%	02/25/25	1,907	1,970,006
2.665%	07/25/22	1,269	1,293,813
2.998%	02/22/22	1,765	1,783,733
3.407%	03/07/24	1,550	1,649,065
3.751%	07/18/39(a)	875	984,425
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.880%
0.994%(c)	09/11/22	600	604,383
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.940%
1.061%(c)	02/28/22	906	909,296
Sr. Unsec’d. Notes
2.226%(ff)	05/25/26	1,336	1,373,965
2.601%	09/11/22(a)	1,270	1,298,095
2.953%	02/28/22	321	324,538
Sub. Notes
2.564%	09/13/31	795	782,360
Morgan Stanley,
Sr. Unsec’d. Notes
0.731%(ff)	04/05/24	570	571,923
1.593%(ff)	05/04/27	2,510	2,517,220
3.737%(ff)	04/24/24	600	629,641
Sr. Unsec’d. Notes, GMTN, SOFR + 0.700%
0.750%(c)	01/20/23	447	447,774
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	1,920	1,887,350
2.699%(ff)	01/22/31	4,113	4,252,269
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,961	1,866,821
2.720%(ff)	07/22/25	3,008	3,150,687
2.750%	05/19/22	3,304	3,357,346
2.802%(ff)	01/25/52	920	891,633
3.591%(ff)	07/22/28	1,240	1,362,292
3.622%(ff)	04/01/31	958	1,055,983
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
2.484%(ff)	09/16/36	820	$802,064
Sub. Notes, MTN
3.950%	04/23/27	675	750,719
MUFG Union Bank NA,
Sr. Unsec’d. Notes, SOFR + 0.710%
0.760%(c)	12/09/22	250	251,489
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes
3.700%	11/04/21	1,520	1,524,434
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.410%
0.524%(c)	12/13/22	250	251,016
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.720%
0.851%(c)	05/22/22	2,270	2,280,071
Sr. Unsec’d. Notes, GMTN
2.500%	05/22/22(a)	544	552,027
Sub. Notes, 144A, MTN
2.332%	08/21/30	1,205	1,165,071
3.933%(ff)	08/02/34	265	284,885
National Bank of Canada (Canada),
Gtd. Notes, MTN
2.100%	02/01/23(a)	2,440	2,494,472
Sr. Unsec’d. Notes, 144A
2.150%	10/07/22	3,125	3,184,930
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.470%
1.595%(c)	05/15/23	440	443,593
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27	1,128	1,127,274
3.073%(ff)	05/22/28	405	429,725
3.498%(ff)	05/15/23(a)	2,270	2,311,511
4.269%(ff)	03/22/25	3,553	3,834,132
Sub. Notes
3.032%(ff)	11/28/35(a)	2,500	2,504,180
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.375%	05/21/23	2,620	2,701,382
3.625%	09/29/22	650	671,455
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.940%
1.061%(c)	08/30/23	241	243,792
Sub. Notes, 144A
4.625%(ff)	09/13/33	1,600	1,787,973
PNC Bank NA,
Sr. Unsec’d. Notes
1.743%(ff)	02/24/23(a)	2,320	2,333,271
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, SOFR + 0.400%
0.450%(c)	08/05/22	3,095	3,103,227
Sr. Unsec’d. Notes, GMTN
2.750%	02/01/22	1,502	1,514,608
2.800%	04/29/22	2,349	2,383,781
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25	6,330	6,342,276
1.673%(ff)	06/14/27	1,200	1,195,208

A16

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.896%(ff)	03/15/32	980	$999,484
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.050%	03/25/22	322	326,214
Societe Generale SA (France),
Jr. Sub. Notes, 144A
4.750%(ff)	05/26/26(oo)	285	291,178
5.375%(ff)	11/18/30(a)(oo)	665	713,294
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	1,235	1,222,197
2.625%	10/16/24	780	812,711
2.889%(ff)	06/09/32	1,750	1,762,161
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27	2,040	2,028,425
3.250%	01/12/22	733	738,879
Sub. Notes, 144A
4.750%	11/24/25(a)	1,000	1,107,585
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.319%(ff)	10/14/23	1,840	1,851,840
1.456%(ff)	01/14/27	395	388,689
2.819%(ff)	01/30/26	7,535	7,838,159
4.247%(ff)	01/20/23	260	262,859
State Street Corp.,
Sr. Unsec’d. Notes
2.653%(ff)	05/15/23(a)	685	694,863
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.740%
0.874%(c)	10/18/22(a)	3,002	3,023,121
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.860%
0.994%(c)	07/19/23	100	101,206
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.140%
1.274%(c)	10/19/21	390	390,184
Sr. Unsec’d. Notes
2.696%	07/16/24	1,808	1,897,220
2.784%	07/12/22	1,814	1,847,939
2.846%	01/11/22	1,233	1,241,742
3.040%	07/16/29	265	280,492
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.440%
0.490%(c)	09/16/24	1,053	1,054,695
SVB Financial Group,
Jr. Sub. Notes, Series C
4.000%(ff)	05/15/26(a)(oo)	1,110	1,141,581
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.240%
0.290%(c)	01/06/23	1,393	1,394,857
Sr. Unsec’d. Notes, MTN, SOFR + 0.355%
0.405%(c)	03/04/24	1,550	1,553,315
Sr. Unsec’d. Notes, MTN, SOFR + 0.480%
0.530%(c)	01/27/23(a)	1,480	1,486,575
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.530%
0.650%(c)	12/01/22	212	213,168
Truist Bank,
Sr. Unsec’d. Notes
2.800%	05/17/22	1,608	1,630,743
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
2.250%	03/11/30	700	$704,907
Truist Financial Corp.,
Jr. Sub. Notes, Series Q
5.100%(ff)	03/01/30(oo)	2,065	2,364,838
Sr. Unsec’d. Notes, MTN
2.750%	04/01/22	2,617	2,644,285
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN, Series V
2.625%	01/24/22	1,520	1,528,196
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
0.375%	06/01/23	1,679	1,676,875
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	4,365	4,324,071
3.491%	05/23/23	1,450	1,477,919
4.125%	09/24/25	445	491,345
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27	920	915,467
3.127%(ff)	06/03/32	600	606,144
Sub. Notes, 144A
5.861%(ff)	06/19/32(a)	640	710,940
Sub. Notes, 144A, MTN
5.459%(ff)	06/30/35	2,570	2,840,999
US Bank NA,
Sr. Unsec’d. Notes, 3 Month BSBY + 0.170%
0.265%(c)	06/02/23	3,300	3,301,950
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26(a)(oo)	2,084	2,148,733
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.110%
1.235%(c)	01/24/23	215	215,704
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	730	751,368
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	9,400	9,695,038
2.406%(ff)	10/30/25	1,907	1,986,396
2.625%	07/22/22	900	917,308
3.196%(ff)	06/17/27	1,590	1,707,328
3.584%(ff)	05/22/28	1,169	1,281,916
Sub. Notes
5.375%	11/02/43	130	172,339
Sub. Notes, GMTN
4.300%	07/22/27	900	1,021,412
Sub. Notes, MTN
4.100%	06/03/26	160	178,248
4.400%	06/14/46	195	232,162
4.750%	12/07/46	38	47,535
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%
0.842%(c)	06/28/22	278	279,384
Sr. Unsec’d. Notes
2.500%	06/28/22	1,057	1,074,906
2.800%	01/11/22	1,520	1,530,407

A17

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
4.110%(ff)	07/24/34	525	$570,281
Sub. Notes, GMTN
4.322%(ff)	11/23/31	1,385	1,527,972
			440,104,891
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,035	1,251,160
4.900%	02/01/46	2,555	3,172,990
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.000%	01/17/43	480	529,227
4.700%	02/01/36	544	656,968
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.375%	04/15/38	1,021	1,191,938
4.500%	06/01/50(a)	1,764	2,110,556
4.600%	04/15/48	350	418,989
4.950%	01/15/42	550	679,800
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.250%	01/05/32	1,035	1,048,358
2.600%	06/01/50(a)	676	647,284
3.000%	03/05/51	680	702,868
Coca-Cola Europacific Partners PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
0.500%	05/05/23	740	739,182
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	1,849	1,979,056
3.600%	02/15/28	850	935,305
4.400%	11/15/25	425	475,745
Diageo Capital PLC (United Kingdom),
Gtd. Notes
2.000%	04/29/30	315	313,123
Fomento Economico Mexicano SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.500%	01/16/50	880	921,358
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.750%	04/01/23	1,825	1,883,021
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.350%	03/15/51(a)	370	384,840
4.597%	05/25/28	320	371,257
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.450%	10/06/46	460	508,280
3.500%	03/19/40	60	67,150
Pernod Ricard International Finance LLC,
Gtd. Notes, 144A
1.625%	04/01/31	1,220	1,151,405
			22,139,860
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.000%	01/15/32	1,945	$1,875,262
2.650%	05/11/22	2,861	2,896,715
3.000%	01/15/52	930	898,091
3.150%	02/21/40	895	912,329
Biogen, Inc.,
Sr. Unsec’d. Notes
3.150%	05/01/50	2,176	2,089,738
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	2,085	1,985,050
2.800%	10/01/50	1,355	1,283,911
3.250%	09/01/22	684	699,381
4.000%	09/01/36	480	551,995
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30	1,840	1,748,511
Royalty Pharma PLC,
Gtd. Notes
2.150%	09/02/31	1,100	1,059,260
3.350%	09/02/51(a)	1,060	1,004,950
			17,005,193
Building Materials — 0.0%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
0.650%	07/15/23	345	345,593
Chemicals — 0.2%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
2.700%	05/15/40	450	453,658
CF Industries, Inc.,
Gtd. Notes
3.450%	06/01/23	1,191	1,243,101
4.950%	06/01/43	912	1,098,834
5.150%	03/15/34	1,430	1,749,013
5.375%	03/15/44	487	618,375
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.100%	11/15/30(a)	1,188	1,176,775
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25	725	815,209
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
1.832%	10/15/27(a)	1,225	1,223,504
3.268%	11/15/40	475	488,685
LYB International Finance III LLC,
Gtd. Notes
3.375%	05/01/30	1,095	1,188,336
3.625%	04/01/51	965	1,008,105

A18

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27	318	$357,046
			11,420,641
Commercial Services — 0.2%
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.750%	01/30/30	470	504,493
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.600%	12/01/21	250	250,458
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	600	626,866
2.900%	05/15/30	654	675,822
3.200%	08/15/29	911	963,093
4.450%	06/01/28	500	569,212
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.250%	05/01/29	679	776,762
4.750%	08/01/28	635	743,629
Moody’s Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/60	835	729,875
2.625%	01/15/23	3,291	3,382,071
Triton Container International Ltd. (Bermuda),
Sr. Sec’d. Notes, 144A
1.150%	06/07/24	1,220	1,217,796
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	330	339,819
University of Chicago (The),
Unsec’d. Notes
3.000%	10/01/52	600	622,734
5.420%	10/01/30	170	205,289
			11,607,919
Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41	475	455,515
2.650%	05/11/50	1,654	1,592,290
2.700%	08/05/51	845	821,673
2.800%	02/08/61	1,345	1,293,363
2.850%	08/05/61	795	768,638
2.950%	09/11/49	245	248,929
3.450%	02/09/45	1,305	1,441,981
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes
5.300%	10/01/29	3,310	4,002,658
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.500%	01/27/22	700	705,100
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	1,220	$1,190,683
			12,520,830
Cosmetics/Personal Care — 0.0%
High Ridge Brands Co.,
Sr. Unsec’d. Notes, 144A
8.875%	03/15/25^(d)	22	—
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.650%	07/21/27	1,810	1,921,110
3.950%	02/01/22	150	151,270
4.875%	01/16/24	600	648,170
AIG Global Funding,
Sec’d. Notes, 144A
2.300%	07/01/22	640	650,158
Sr. Sec’d. Notes, 144A
0.400%	09/13/23	2,213	2,207,298
Air Lease Corp.,
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26	800	866,124
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
0.466%(c)	12/15/22(a)	2,120	2,122,027
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26	211	220,141
American Express Co.,
Sr. Unsec’d. Notes
2.500%	08/01/22	1,910	1,942,816
2.750%	05/20/22	2,521	2,556,108
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	03/22/22	3,400	3,444,062
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26	1,085	1,081,613
1.950%	09/20/26	2,030	2,011,569
5.500%	12/15/24	200	224,147
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27	51	50,158
2.875%	02/15/25	3,175	3,266,125
3.950%	07/01/24	900	955,126
4.250%	04/15/26	2,390	2,574,132
4.375%	05/01/26	150	162,054
5.250%	05/15/24	115	125,513
Capital One Financial Corp.,
Jr. Sub. Notes, Series M
3.950%(ff)	09/01/26(oo)	1,211	1,246,726
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
1.066%(c)	03/09/22	1,521	1,525,649
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	2,990	3,069,854

A19

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, MTN
0.750%	06/07/24	2,199	$2,191,170
GE Capital Funding LLC,
Gtd. Notes
4.400%	05/15/30(a)	2,980	3,461,825
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	1,185	1,424,509
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50	500	527,109
Intercontinental Exchange, Inc.,
Gtd. Notes
2.350%	09/15/22	4,454	4,535,683
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	280	292,957
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
1.851%	07/16/25	1,400	1,418,800
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40	937	954,779
			47,828,782
Electric — 2.4%
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	420	412,831
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	1,154	1,225,156
3.950%	07/15/30	734	808,741
Alexander Funding Trust,
Sr. Sec’d. Notes, 144A
1.841%	11/15/23	2,210	2,250,190
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	323	315,146
Ameren Corp.,
Sr. Unsec’d. Notes
1.750%	03/15/28	1,860	1,823,518
3.500%	01/15/31(a)	1,076	1,171,475
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.300%	03/01/30(a)	425	423,352
Sr. Unsec’d. Notes, Series I
3.650%	12/01/21	761	765,115
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series AA
2.700%	04/01/31(a)	1,878	1,929,731
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.850%	05/15/51	1,310	1,251,789
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
CenterPoint Energy, Inc.,
Jr. Sub. Notes, Series A
6.125%(ff)	09/01/23(oo)	390	$411,241
Sr. Unsec’d. Notes
2.650%	06/01/31	1,980	2,022,885
2.950%	03/01/30	540	564,938
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50	1,436	1,613,298
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.677%	02/09/51	750	724,046
Commonwealth Edison Co.,
First Mortgage
4.700%	01/15/44	170	215,796
First Mortgage, Series 130
3.125%	03/15/51	890	921,138
DTE Energy Co.,
Sr. Unsec’d. Notes, Series H
0.550%	11/01/22	2,285	2,289,514
Duke Energy Carolinas LLC,
First Mortgage
2.450%	08/15/29	1,915	1,984,018
First Ref. Mortgage
4.000%	09/30/42	583	667,207
Duke Energy Corp.,
Sr. Unsec’d. Notes, SOFR + 0.250%
0.300%(c)	06/10/23	1,347	1,346,498
Sr. Unsec’d. Notes
2.400%	08/15/22(a)	519	527,639
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	420	451,125
3.800%	07/15/28	410	459,936
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	1,618	1,549,445
Duke Energy Ohio, Inc.,
First Mortgage
4.300%	02/01/49	60	73,432
Duke Energy Progress LLC,
First Mortgage
2.900%	08/15/51	460	452,297
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.180%
0.305%(c)	02/18/22	760	760,008
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.532%	10/01/30	895	886,209
2.775%	01/07/32(a)	480	482,076
3.616%	08/01/27	385	416,125
EDP Finance BV (Portugal),
Sr. Unsec’d. Notes, 144A
1.710%	01/24/28	1,570	1,541,137
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46	1,375	1,625,993

A20

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, 144A
2.639%	06/15/31(a)	820	$823,937
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76(a)	1,349	1,598,653
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.375%	07/12/26	696	691,417
1.875%	07/12/28	517	513,731
2.250%	07/12/31	557	549,329
3.625%	05/25/27	1,415	1,565,581
4.750%	05/25/47	200	248,602
Engie SA (France),
Sr. Unsec’d. Notes, 144A
2.875%	10/10/22	2,534	2,594,471
Entergy Corp.,
Sr. Unsec’d. Notes
2.400%	06/15/31	3,230	3,202,967
4.000%	07/15/22	1,105	1,129,577
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	1,440	1,440,489
4.950%	01/15/45	1,290	1,409,719
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51(a)	610	665,886
Entergy Texas, Inc.,
First Mortgage
1.500%	09/01/26	385	377,915
3.450%	12/01/27	100	107,031
3.550%	09/30/49	704	747,247
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	23	24,132
Eversource Energy,
Sr. Unsec’d. Notes, Series K
2.750%	03/15/22	760	766,571
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	850	864,873
Sr. Unsec’d. Notes
4.050%	04/15/30	375	424,495
7.600%	04/01/32	110	158,260
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
3.400%	03/15/22	755	763,009
5.600%	06/15/42	675	816,384
5.750%	10/01/41	315	384,088
6.250%	10/01/39	140	178,773
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	330	382,705
4.050%	06/01/42	205	245,262
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	560	601,034
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22	250	$253,993
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	5,106	5,363,378
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	70	93,705
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	1,014	1,038,844
4.300%	01/15/26	375	413,545
Louisville Gas & Electric Co.,
First Mortgage
4.650%	11/15/43	55	67,581
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	180	201,561
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27	2,255	2,469,336
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	255	276,339
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN, Series D, 3 Month LIBOR + 0.065%
0.190%(c)	02/16/23	660	659,193
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40	140	182,350
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	190	207,898
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.270%
0.401%(c)	02/22/23	787	787,092
Gtd. Notes, SOFR + 0.540%
0.590%(c)	03/01/23	616	618,238
Gtd. Notes, 3 Month LIBOR + 0.720%
0.849%(c)	02/25/22	1,168	1,170,710
Gtd. Notes, 3 Month LIBOR + 2.125%
2.241%(c)	06/15/67	552	517,788
Gtd. Notes
2.900%	04/01/22	833	843,956
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	2,035	2,166,278
OGE Energy Corp.,
Sr. Unsec’d. Notes
0.703%	05/26/23	662	661,985
Ohio Power Co.,
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51(a)	1,080	1,045,515
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
0.553%	05/26/23	3,402	3,401,145

A21

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	450	$439,098
2.500%	02/01/31	825	784,768
3.300%	08/01/40	250	230,709
3.450%	07/01/25(a)	450	469,960
3.500%	08/01/50	1,730	1,572,211
4.450%	04/15/42	625	622,594
4.600%	06/15/43	264	264,065
PacifiCorp,
First Mortgage
2.900%	06/15/52	836	811,350
3.300%	03/15/51	1,078	1,122,922
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.600%	06/01/29	200	213,920
PPL Capital Funding, Inc.,
Gtd. Notes, Series A, 3 Month LIBOR + 2.665%
2.797%(c)	03/30/67	2,119	2,059,061
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	105	143,409
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	911	1,102,077
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes, Series J
2.200%	08/15/31(a)	925	913,962
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.700%	05/01/50	257	249,749
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.000%	11/15/21	774	774,414
2.650%	11/15/22	1,466	1,500,650
Puget Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.379%	06/15/28	650	651,866
San Diego Gas & Electric Co.,
First Mortgage
4.300%	04/01/42	80	92,280
6.000%	06/01/26	85	102,285
First Mortgage, Series UUU
3.320%	04/15/50	176	185,603
Sempra Energy,
Jr. Sub. Notes
4.875%(ff)	10/15/25(oo)	2,174	2,363,554
Sr. Unsec’d. Notes
2.875%	10/01/22	1,210	1,231,568
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	176	180,284
First Mortgage, Series A
4.200%	03/01/29	825	927,604
First Mortgage, Series E
3.700%	08/01/25	260	282,660
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
First Ref. Mortgage, Series B
3.650%	03/01/28	800	$868,819
First Ref. Mortgage, Series C
3.600%	02/01/45	620	625,218
4.125%	03/01/48	405	441,523
Southern Power Co.,
Sr. Unsec’d. Notes, Series E
2.500%	12/15/21	762	763,860
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46	450	543,219
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	315	343,567
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Sr. Sec’d. Notes, 144A
5.000%	10/10/99^	428	642
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50	180	209,595
4.850%	12/01/48	105	135,052
Union Electric Co.,
First Mortgage
2.150%	03/15/32(a)	1,170	1,161,520
2.950%	03/15/30	856	911,924
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	690	621,776
3.450%	09/01/22	747	762,166
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	3,230	3,391,333
4.300%	07/15/29	1,860	1,983,281
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
2.600%	12/01/29(a)	410	424,940
3.400%	06/01/30	2,815	3,075,495
			115,636,166
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.370% (Cap N/A, Floor 0.000%)
0.495%(c)	08/08/22	325	325,939
Tyco Electronics Group SA,
Gtd. Notes
3.500%	02/03/22	924	926,352
			1,252,291
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
1.750%	02/15/32(a)	1,200	1,138,768
Foods — 0.2%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
4.000%	05/17/51(a)	414	448,116

A22

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Danone SA (France),
Sr. Unsec’d. Notes, 144A
3.000%	06/15/22	553	$563,335
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21(a)	759	759,586
Grupo Bimbo SAB de CV (Mexico),
Gtd. Notes, 144A
4.000%	09/06/49	595	644,315
Kraft Heinz Foods Co.,
Gtd. Notes
3.750%	04/01/30(a)	1,475	1,599,962
4.250%	03/01/31	1,875	2,116,877
4.625%	10/01/39	868	1,013,778
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.125%	09/19/22	2,232	2,271,911
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	400	402,198
Sysco Corp.,
Gtd. Notes
3.300%	02/15/50(a)	1,367	1,402,643
			11,222,721
Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%
0.496%(c)	03/09/23	3,020	3,020,374
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	410	427,141
4.487%	02/15/42	71	82,307
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
0.620%(c)	03/02/23	1,082	1,082,145
NiSource, Inc.,
Sr. Unsec’d. Notes
2.950%	09/01/29	610	639,823
5.800%	02/01/42	224	300,995
ONE Gas, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.610%
0.724%(c)	03/11/23	467	466,988
Sr. Unsec’d. Notes
0.850%	03/11/23	1,750	1,750,243
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/31	3,250	3,274,560
Southern Co. Gas Capital Corp.,
Gtd. Notes, Series 20-A
1.750%	01/15/31	518	492,943
Gtd. Notes, Series 21A
3.150%	09/30/51(a)	400	397,857
			11,935,376
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36(a)	220	$280,078
DH Europe Finance II Sarl,
Gtd. Notes
2.050%	11/15/22	940	957,936
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.000%	10/15/31(a)	400	391,778
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/20/30	750	820,006
4.450%	08/15/45	105	124,029
			2,573,827
Healthcare-Services — 0.7%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47	366	405,891
4.125%	11/15/42	286	326,137
Anthem, Inc.,
Sr. Unsec’d. Notes
2.950%	12/01/22	749	769,868
3.125%	05/15/22	1,442	1,466,905
4.625%	05/15/42	101	123,790
Banner Health,
Unsec’d. Notes
2.338%	01/01/30	1,455	1,487,302
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
1.777%	11/15/30(a)	510	499,382
HCA, Inc.,
Gtd. Notes
5.375%	09/01/26(a)	1,285	1,471,094
5.625%	09/01/28(a)	2,941	3,499,386
5.875%	02/15/26(a)	458	527,078
5.875%	02/01/29	536	644,144
Sr. Sec’d. Notes
3.500%	07/15/51	380	376,960
4.125%	06/15/29	3,245	3,625,079
4.500%	02/15/27	3,227	3,632,762
5.250%	04/15/25	610	691,318
Humana, Inc.,
Sr. Unsec’d. Notes
1.350%	02/03/27	1,535	1,513,540
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	420	391,099
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	495	542,860
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30(a)	385	387,097

A23

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	1,860	$1,898,215
2.375%	10/15/22	850	868,879
2.750%	05/15/40	993	996,776
3.050%	05/15/41(a)	500	517,411
3.250%	05/15/51	720	767,630
3.500%	08/15/39	910	1,005,052
4.625%	07/15/35	70	87,278
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30	2,975	2,995,532
2.650%	01/15/32	320	317,363
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50	490	494,206
			32,330,034
Holding Companies-Diversified — 0.0%
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	570	648,264
Hutchison Whampoa International 11 Ltd. (United Kingdom),
Gtd. Notes, 144A
4.625%	01/13/22	998	1,009,534
			1,657,798
Home Builders — 0.2%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	3,265	3,636,585
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31(a)	2,325	2,266,358
3.850%	01/15/30	1,321	1,420,053
			7,322,996
Household Products/Wares — 0.1%
Clorox Co. (The),
Sr. Unsec’d. Notes
3.050%	09/15/22	328	334,315
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A, 3 Month LIBOR + 0.560%
0.689%(c)	06/24/22	2,599	2,608,495
Gtd. Notes, 144A
2.375%	06/24/22	1,912	1,938,395
			4,881,205
Insurance — 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30(a)	1,000	1,092,214
3.875%	01/15/35	437	493,448
4.200%	04/01/28	775	883,092
4.375%	06/30/50	180	221,549
4.800%	07/10/45	245	310,718
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Athene Global Funding,
Sec’d. Notes, 144A
0.950%	01/08/24	423	$425,026
1.200%	10/13/23	625	632,631
3.000%	07/01/22	994	1,013,450
Sec’d. Notes, 144A, 3 Month LIBOR + 1.230%
1.360%(c)	07/01/22	561	565,308
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	660	648,209
Brighthouse Financial Global Funding,
Sr. Sec’d. Notes, 144A, MTN
0.600%	06/28/23	305	305,241
1.000%	04/12/24	307	308,549
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A, SOFR + 0.390%
0.440%(c)	04/06/23	1,977	1,980,426
F&G Global Funding,
Sr. Sec’d. Notes, 144A
0.900%	09/20/24	2,244	2,240,196
Great-West Lifeco Finance 2018 LP (Canada),
Gtd. Notes, 144A
4.047%	05/17/28	550	621,929
Jackson National Life Global Funding,
Sec’d. Notes, 144A
2.375%	09/15/22	1,189	1,213,223
Sr. Sec’d. Notes, 144A, SOFR + 0.600%
0.650%(c)	01/06/23(a)	1,785	1,793,923
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.730%
0.862%(c)	06/27/22	1,900	1,909,049
Sr. Sec’d. Notes, 144A
2.500%	06/27/22	1,881	1,912,149
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.750%	01/30/22	1,513	1,522,134
MassMutual Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.220% (Cap N/A, Floor 0.000%)
0.270%(c)	06/02/23	200	200,083
Sec’d. Notes, 144A
2.250%	07/01/22	1,510	1,533,054
2.500%	04/13/22	1,150	1,164,087
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	122	144,913
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.950%	04/09/30(a)	859	916,969
3.875%	04/11/22	1,000	1,019,169
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	280	318,582
New York Life Global Funding,
Sec’d. Notes, 144A, SOFR + 0.220%
0.270%(c)	02/02/23	1,200	1,201,062
Sec’d. Notes, 144A
1.850%	08/01/31	1,150	1,122,355

A24

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	915	$1,023,380
4.450%	05/15/69	290	364,615
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	180	204,312
Protective Life Global Funding,
Sec’d. Notes, 144A
0.781%	07/05/24	584	584,314
Sr. Sec’d. Notes, 144A
0.327%	12/09/22(a)	2,166	2,164,254
2.615%	08/22/22	500	510,573
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
2.150%	01/21/23	1,228	1,254,574
2.625%	07/22/22	1,026	1,045,299
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.375%(ff)	09/15/54	205	214,945
4.900%	09/15/44	105	135,733
			35,214,737
Internet — 0.2%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	630	565,643
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.700%	06/03/60	270	254,019
3.100%	05/12/51(a)	680	715,658
3.875%	08/22/37	1,535	1,806,788
4.800%	12/05/34	575	733,241
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	4,670	5,375,300
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30	154	181,391
VeriSign, Inc.,
Sr. Unsec’d. Notes
2.700%	06/15/31	1,210	1,230,622
			10,862,662
Investment Companies — 0.0%
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.750%	05/29/24	690	655,581
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	323,549
4.875%	11/22/26	200	192,328
5.500%	01/16/25	200	197,628
			1,369,086
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel — 0.1%
Nucor Corp.,
Sr. Unsec’d. Notes
4.125%	09/15/22	3,216	$3,302,386
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30	2,783	2,883,037
			6,185,423
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series AA
4.650%	12/01/28	893	1,013,908
Sr. Unsec’d. Notes, Series X
4.000%	04/15/28	744	817,738
			1,831,646
Machinery-Construction & Mining — 0.1%
ABB Finance USA, Inc. (Switzerland),
Gtd. Notes
2.875%	05/08/22	1,200	1,218,685
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.735%
0.856%(c)	05/13/22	2,775	2,787,134
Sr. Unsec’d. Notes, MTN
1.900%	09/06/22	1,266	1,286,504
2.400%	06/06/22	542	550,150
2.850%	06/01/22	838	852,743
			6,695,216
Machinery-Diversified — 0.1%
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.293%	04/05/27	350	363,601
2.565%	02/15/30(a)	1,250	1,283,062
3.112%	02/15/40	340	348,550
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
0.350%	08/15/23(a)	857	857,236
2.800%	08/15/61	425	405,614
			3,258,063
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32(a)	1,352	1,288,428
3.500%	06/01/41(a)	790	777,533
3.500%	03/01/42	1,110	1,083,662
3.700%	04/01/51	1,426	1,380,586
3.900%	06/01/52	540	536,718
4.500%	02/01/24	531	574,368
4.800%	03/01/50	556	626,294
4.908%	07/23/25	3,215	3,613,968
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52(a)	1,760	1,554,583

A25

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
2.650%	02/01/30(a)	830	$865,744
3.250%	11/01/39	250	264,370
3.300%	02/01/27	939	1,025,078
3.700%	04/15/24(a)	450	483,933
3.750%	04/01/40	2,666	3,000,705
Gtd. Notes, 144A
2.937%	11/01/56	1,527	1,449,277
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35	536	641,883
Discovery Communications LLC,
Gtd. Notes
3.950%	03/20/28	3,215	3,562,569
5.200%	09/20/47	430	530,278
Fox Corp.,
Sr. Unsec’d. Notes
3.666%	01/25/22	1,497	1,512,729
Sky Ltd. (United Kingdom),
Gtd. Notes, 144A
3.125%	11/26/22	2,026	2,089,308
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42(a)	337	365,602
5.500%	09/01/41	248	304,488
5.875%	11/15/40	145	182,807
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
2.350%	12/01/22	231	236,328
2.450%	03/04/22	1,162	1,172,836
ViacomCBS, Inc.,
Jr. Sub. Notes
6.250%(ff)	02/28/57	516	591,028
Sr. Unsec’d. Notes
4.200%	05/19/32(a)	1,204	1,376,851
4.600%	01/15/45(a)	470	561,203
Walt Disney Co. (The),
Gtd. Notes
3.500%	05/13/40	664	732,291
			32,385,448
Mining — 0.4%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.625%	09/10/30	200	198,244
2.875%	03/17/31(a)	1,190	1,196,079
3.625%	09/11/24	220	236,128
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30	870	899,788
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28(a)	593	613,790
4.625%	08/01/30(a)	630	679,874
5.250%	09/01/29	3,408	3,704,564
5.400%	11/14/34	240	288,365
5.450%	03/15/43	1,570	1,931,925
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
1.625%	04/27/26	2,245	$2,235,181
2.500%	09/01/30	2,015	1,977,309
2.625%	09/23/31	851	833,688
4.625%	04/29/24	140	152,534
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.250%	05/13/30	275	292,723
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	07/15/30(a)	1,915	2,079,861
5.400%	02/01/43	573	703,420
			18,023,473
Miscellaneous Manufacturing — 0.1%
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	90	105,839
FGI Operating Co. LLC,
Notes
0.000%	05/15/22^	595	1
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27(a)	770	845,170
4.250%	05/01/40	1,100	1,287,283
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
0.400%	03/11/23	399	399,397
1.200%	03/11/26	2,820	2,811,510
Gtd. Notes, 144A, SOFR + 0.430%
0.480%(c)	03/11/24	431	433,906
			5,883,106
Oil & Gas — 0.8%
BP Capital Markets America, Inc.,
Gtd. Notes
2.772%	11/10/50	3,820	3,522,858
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	348	371,120
4.875%(ff)	03/22/30(a)(oo)	723	793,853
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26(d)	70	1,663
8.000%	01/15/25(d)	315	7,481
Chevron USA, Inc.,
Gtd. Notes
2.343%	08/12/50(a)	2,300	2,079,470
3.850%	01/15/28	1,190	1,343,940
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27	335	366,759
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27	810	903,512

A26

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
4.300%	08/15/28	1,080	$1,242,875
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	500	626,917
Sr. Unsec’d. Notes, 144A
4.500%	01/15/30(a)	515	560,503
5.875%	06/15/28	2,165	2,381,732
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	50	53,445
3.500%	12/01/29	2,410	2,578,172
4.750%	05/31/25	966	1,078,027
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29	400	454,924
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30	130	133,755
2.750%	11/10/21	232	232,588
Exxon Mobil Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.330%
0.455%(c)	08/16/22	800	802,161
Sr. Unsec’d. Notes
3.095%	08/16/49	2,558	2,588,173
4.227%	03/19/40	320	380,060
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	725	901,196
6.000%	01/15/40	77	99,250
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
2.000%	07/15/26	1,060	1,066,558
3.100%	07/15/31	2,335	2,367,844
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.625%	09/15/24	500	536,389
3.800%	04/01/28	275	302,191
4.500%	05/01/23	1,750	1,849,554
5.125%	12/15/26	50	58,165
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27(a)	790	833,855
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
4.550%	04/21/50	200	244,488
Phillips 66,
Gtd. Notes
2.150%	12/15/30(a)	1,142	1,114,690
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	395	377,751
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	1,184	1,203,797
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Shell International Finance BV (Netherlands),
Gtd. Notes
2.750%	04/06/30	1,460	$1,548,358
3.250%	04/06/50	120	127,717
4.550%	08/12/43	50	62,587
TotalEnergies Capital International SA (France),
Gtd. Notes
2.986%	06/29/41	1,505	1,532,519
3.127%	05/29/50	430	432,954
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27	400	402,911
2.700%	04/15/23	950	980,708
2.850%	04/15/25	500	526,583
			39,074,053
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	365	403,049
Pharmaceuticals — 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
0.781%(c)	11/21/22	603	606,841
Sr. Unsec’d. Notes
2.900%	11/06/22	750	770,276
3.250%	10/01/22	550	561,965
3.450%	03/15/22	327	329,937
4.050%	11/21/39	2,548	2,926,910
4.250%	11/21/49	2,245	2,658,039
4.450%	05/14/46	728	875,532
4.500%	05/14/35	270	322,744
4.750%	03/15/45	150	186,551
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
0.737%	03/15/23(a)	2,653	2,656,864
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
0.300%	05/26/23	3,288	3,286,995
1.375%	08/06/30(a)	995	946,938
2.125%	08/06/50(a)	1,740	1,504,990
4.000%	09/18/42	660	783,354
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.375%	12/15/28	490	555,405
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.000%	08/01/22	930	943,639
2.350%	11/13/40	2,015	1,913,396
2.550%	11/13/50(a)	2,380	2,243,828
4.250%	10/26/49	100	124,078
Cardinal Health, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.770%
0.886%(c)	06/15/22	1,688	1,695,497
Sr. Unsec’d. Notes
3.200%	03/15/23	560	582,027

A27

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Cigna Corp.,
Sr. Unsec’d. Notes
2.400%	03/15/30	875	$889,728
3.200%	03/15/40	2,010	2,060,335
3.400%	03/15/50	636	657,177
CVS Health Corp.,
Sr. Unsec’d. Notes
2.625%	08/15/24	450	472,807
2.700%	08/21/40	1,870	1,791,271
2.750%	12/01/22	755	771,578
4.300%	03/25/28	111	126,571
4.780%	03/25/38	685	838,455
5.125%	07/20/45	525	676,234
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50	1,981	1,792,804
EMD Finance LLC (Germany),
Gtd. Notes, 144A
2.950%	03/19/22	1,191	1,200,398
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.875%	06/01/22(a)	1,517	1,540,401
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.400%	09/21/22	830	847,953
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30	4,855	4,780,572
3.025%	07/09/40	515	521,455
5.000%	11/26/28	848	1,011,853
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	1,900	1,877,670
			48,333,068
Pipelines — 0.9%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	1,030	1,215,516
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27(a)	3,030	3,504,044
Sr. Sec’d. Notes, 144A
2.742%	12/31/39	530	524,145
Cheniere Energy Partners LP,
Gtd. Notes, 144A
3.250%	01/31/32	788	790,974
Enable Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	09/15/29	1,005	1,089,805
Enbridge, Inc. (Canada),
Gtd. Notes
2.500%	08/01/33	700	702,601
3.125%	11/15/29(a)	750	801,554
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	2,312	$2,425,520
3.750%	05/15/30(a)	1,050	1,133,645
4.250%	04/01/24	500	534,783
5.150%	03/15/45	375	429,245
5.250%	04/15/29	415	486,166
5.400%	10/01/47	300	357,723
Sr. Unsec’d. Notes, Series 05Y
4.200%	09/15/23	625	663,713
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	850	1,041,336
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month LIBOR + 2.778%
2.897%(c)	06/01/67	420	387,044
Gtd. Notes
3.200%	02/15/52	505	488,256
Flex Intermediate Holdco LLC,
Sr. Sec’d. Notes, 144A
3.363%	06/30/31	1,533	1,555,797
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.625%	03/31/36	400	394,458
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	210	214,170
3.450%	10/15/27	130	137,295
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	02/15/31(a)	1,090	1,053,332
3.250%	08/01/50	365	350,103
3.600%	02/15/51	1,185	1,200,257
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	1,077	1,204,415
5.500%	02/15/49	505	640,652
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	860	877,085
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.850%	10/15/23	900	946,567
4.300%	01/31/43	1,695	1,732,273
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	1,740	1,943,879
4.500%	05/15/30	2,341	2,700,588
5.000%	03/15/27	1,430	1,645,893
5.625%	04/15/23	475	504,778
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
0.625%	04/28/23	95	94,977
TC PipeLines LP,
Sr. Unsec’d. Notes
4.375%	03/13/25	250	272,751

A28

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	130	$132,078
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34	2,295	2,700,751
Transcanada Trust (Canada),
Gtd. Notes, Series 16-A
5.875%(ff)	08/15/76(a)	451	505,116
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.900%	01/15/25(a)	5,475	5,914,726
4.000%	09/15/25	825	904,156
4.900%	01/15/45	95	114,036
5.400%	03/04/44	80	100,990
			44,417,193
Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27	1,502	1,577,182
3.375%	05/15/24	550	585,247
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	550	554,965
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	945	955,244
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.900%	04/01/41	1,825	1,754,281
Duke Realty LP,
Sr. Unsec’d. Notes
1.750%	07/01/30	600	575,700
Essex Portfolio LP,
Gtd. Notes
2.650%	09/01/50	280	250,863
3.000%	01/15/30(a)	575	604,972
Healthcare Trust of America Holdings LP,
Gtd. Notes
2.000%	03/15/31(a)	1,690	1,623,698
3.100%	02/15/30	511	537,147
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	270	281,504
3.000%	01/15/30	624	657,905
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.250%	12/01/31(a)	590	578,242
Mid-America Apartments LP,
Sr. Unsec’d. Notes
1.700%	02/15/31(a)	625	593,624
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/52	510	483,533
3.500%	10/15/27	140	151,822
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.300%	10/15/28	125	$141,497
Office Properties Income Trust,
Sr. Unsec’d. Notes
2.650%	06/15/26	1,367	1,378,417
Prologis LP,
Sr. Unsec’d. Notes
2.125%	10/15/50	185	158,018
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	2,740	2,876,947
3.700%	06/15/30	600	662,888
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
3.500%	02/12/25	140	149,146
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	06/15/27	295	322,066
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31	135	141,343
Gtd. Notes, MTN
2.100%	08/01/32	250	240,602
Ventas Realty LP,
Gtd. Notes
2.500%	09/01/31	1,120	1,106,839
VEREIT Operating Partnership LP,
Gtd. Notes
2.850%	12/15/32	725	753,001
3.400%	01/15/28	675	729,404
WEA Finance LLC (France),
Gtd. Notes, 144A
2.875%	01/15/27	635	659,399
Welltower, Inc.,
Sr. Unsec’d. Notes
2.050%	01/15/29	1,065	1,058,878
3.100%	01/15/30	577	609,550
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31	815	806,247
3.850%	07/15/29	650	720,246
4.000%	02/01/25(a)	350	380,021
			24,660,438
Retail — 0.4%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
0.578%(c)	08/10/22	886	886,208
Sr. Unsec’d. Notes, 144A
0.625%	02/10/23	2,803	2,803,813
1.300%	02/10/28	1,250	1,201,099
2.500%	02/10/41	240	220,313
2.800%	02/10/51	460	424,576
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30	350	407,278

A29

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23	2,035	$2,086,416
Dollar General Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/23	2,166	2,245,882
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.375%	03/15/51	1,240	1,127,412
2.750%	09/15/51	2,010	1,961,825
4.200%	04/01/43	90	108,421
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/41	750	729,417
3.700%	04/15/46	825	899,460
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
0.562%(c)	10/28/21	1,543	1,543,422
Sr. Unsec’d. Notes, MTN
3.700%	02/15/42	1,600	1,757,329
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29	185	207,300
Starbucks Corp.,
Sr. Unsec’d. Notes
1.300%	05/07/22	2,086	2,099,137
3.750%	12/01/47	175	191,720
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.100%	04/15/50	222	246,618
			21,147,646
Savings & Loans — 0.2%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
0.550%	01/22/24	460	458,358
3.960%(ff)	07/18/30	725	805,986
4.302%(ff)	03/08/29	525	589,405
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23	4,378	4,455,468
Sub. Notes, 144A, MTN
4.125%(ff)	10/18/32(a)	830	907,492
			7,216,709
Semiconductors — 0.5%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.500%	12/05/21	771	772,515
2.800%	10/01/41	440	440,106
2.950%	10/01/51	1,145	1,144,315
3.500%	12/05/26	130	143,126
4.500%	12/05/36	140	164,889
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	1,985	2,181,884
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	128	$138,340
4.150%	11/15/30	1,653	1,833,094
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	1,425	1,476,760
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49(a)	2,000	2,073,343
KLA Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/29(a)	1,545	1,759,109
Microchip Technology, Inc.,
Sr. Sec’d. Notes
2.670%	09/01/23	320	331,846
Sr. Sec’d. Notes, 144A
0.972%	02/15/24	910	910,427
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A
4.625%	06/01/23	2,145	2,283,234
5.350%	03/01/26	1,000	1,154,901
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
3.400%	05/01/30	375	406,265
3.875%	06/18/26	850	936,750
Qorvo, Inc.,
Gtd. Notes
4.375%	10/15/29(a)	730	793,959
TSMC Global Ltd. (Taiwan),
Gtd. Notes, 144A
1.250%	04/23/26	2,665	2,640,306
2.250%	04/23/31	1,165	1,161,261
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.375%	06/01/30	440	448,838
			23,195,268
Software — 0.6%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50	3,022	2,639,315
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31(a)	410	396,463
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.375%	03/01/23	2,277	2,278,100
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.650%	06/01/30	130	133,131
3.500%	07/01/29	307	334,340
4.200%	10/01/28(a)	900	1,024,269
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60	395	383,789
2.921%	03/17/52	514	534,733

A30

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
3.450%	08/08/36(a)	468	$536,351
3.500%	11/15/42	90	102,824
3.700%	08/08/46	415	490,266
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22	3,357	3,390,770
2.500%	10/15/22	849	868,257
2.625%	02/15/23(a)	939	966,306
2.875%	03/25/31	770	793,497
3.600%	04/01/40	1,973	2,045,696
3.600%	04/01/50	4,005	4,009,276
3.850%	07/15/36	175	189,674
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
0.450%	08/15/22	784	785,380
1.400%	09/15/27	290	285,692
2.000%	06/30/30	160	156,950
2.950%	09/15/29	513	543,836
3.125%	11/15/22	176	180,193
4.200%	09/15/28	40	45,542
salesforce.com, Inc.,
Sr. Unsec’d. Notes
2.900%	07/15/51	1,180	1,180,803
VMware, Inc.,
Sr. Unsec’d. Notes
2.200%	08/15/31(a)	970	949,579
3.900%	08/21/27	213	237,229
4.500%	05/15/25(a)	3,000	3,342,962
4.650%	05/15/27	85	97,503
4.700%	05/15/30	873	1,028,909
			29,951,635
Telecommunications — 1.0%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30	200	208,066
3.125%	07/16/22	1,365	1,393,727
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	480	467,679
2.550%	12/01/33(a)	1,994	1,962,023
2.750%	06/01/31(a)	1,855	1,905,047
3.000%	06/30/22	766	777,517
3.100%	02/01/43	2,950	2,839,073
3.300%	02/01/52(a)	485	467,069
3.500%	06/01/41	500	513,527
3.550%	09/15/55	1,080	1,064,812
3.650%	09/15/59	1,329	1,315,464
Bell Canada (Canada),
Gtd. Notes
4.300%	07/29/49	234	278,483
NBN Co. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN
0.875%	10/08/24	1,728	1,723,445
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
0.373%	03/03/23	538	$538,448
Rogers Communications, Inc. (Canada),
Gtd. Notes, 3 Month LIBOR + 0.600%
0.725%(c)	03/22/22(a)	1,481	1,483,990
Gtd. Notes
3.700%	11/15/49(a)	520	537,189
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23	70	72,786
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.665%	03/06/38	3,397	3,970,603
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.050%	02/15/28	3,605	3,634,502
3.000%	02/15/41	600	581,772
3.500%	04/15/25(a)	2,200	2,368,331
3.875%	04/15/30(a)	2,079	2,296,876
4.375%	04/15/40	274	315,309
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	01/20/31(a)	1,915	1,821,810
2.650%	11/20/40	1,605	1,513,782
2.875%	11/20/50	810	753,429
2.987%	10/30/56	1,048	974,214
3.400%	03/22/41	1,880	1,961,782
3.550%	03/22/51	445	468,546
3.700%	03/22/61	595	628,958
4.016%	12/03/29	2,880	3,265,966
4.272%	01/15/36	1,355	1,595,528
5.250%	03/16/37	475	615,855
Sr. Unsec’d. Notes, 144A
2.355%	03/15/32(a)	4,721	4,674,101
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.500%	09/26/22	418	426,556
4.375%	02/19/43	320	371,904
Sub. Notes
3.250%(ff)	06/04/81(a)	430	436,508
4.125%(ff)	06/04/81(a)	675	683,379
			50,908,056
Transportation — 0.3%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	03/15/22	461	463,574
3.300%	09/15/51	370	398,354
3.900%	08/01/46	565	657,301
4.150%	04/01/45	525	629,676
4.950%	09/15/41	125	162,393
5.150%	09/01/43	190	256,118
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
2.450%	05/01/50(a)	470	433,394

A31

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
CSX Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/51(a)	2,835	$2,567,213
FedEx Corp.,
Gtd. Notes
3.250%	05/15/41(a)	435	440,233
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50	865	907,485
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.000%	04/01/22	750	754,951
3.050%	05/15/50(a)	1,324	1,315,772
3.950%	10/01/42	835	960,144
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.875%	06/01/22	760	771,237
3.400%	03/01/23(a)	1,010	1,049,101
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.100%	09/15/67	155	183,023
4.375%	09/10/38	470	556,844
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39	2,012	2,230,908
			14,737,721
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	1,020	1,024,885

Total Corporate Bonds (cost $1,254,600,469)			1,266,750,566
Municipal Bonds — 0.2%
Arizona — 0.0%
City of Yuma AZ,
Taxable, Revenue Bonds
1.269%	07/15/26	25	24,983
1.749%	07/15/28	25	24,949
2.102%	07/15/30	35	35,120
			85,052
California — 0.1%
California Statewide Communities Development Authority,
Taxable, Revenue Bonds
1.807%	02/01/30	50	49,104
1.877%	02/01/31	45	43,915
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	175	230,556
Fresno Unified School District,
General Obligation Unlimited, Taxable
1.162%	08/01/26	365	363,431
Municipal Improvement Corp. of Los Angeles,
Taxable, Revenue Bonds, Series C
1.831%	11/01/29	125	123,999
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
Port of Oakland,
Taxable, Revenue Bonds, Series R
2.099%	05/01/30	30	$30,101
2.199%	05/01/31	240	240,778
San Jose Financing Authority,
Taxable, Revenue Bonds
1.812%	06/01/29	175	173,869
1.862%	06/01/30	100	98,508
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	180	284,657
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	865	1,456,037
			3,094,955
Colorado — 0.0%
City & County of Denver Co. Airport System Revenue,
Taxable, Revenue Bonds, Series C
1.572%	11/15/26	120	121,631
Illinois — 0.0%
Chicago O’Hare International Airport,
Taxable, Revenue Bonds, Series D
1.704%	01/01/26	205	208,555
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	220	279,483
General Obligation Unlimited, Taxable, BABs
6.630%	02/01/35	1,105	1,368,686
			1,856,724
Louisiana — 0.0%
Louisiana State Transportation Authority,
Taxable, Revenue Bonds, Series A
1.648%	02/15/28	50	49,022
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, Series B
1.047%	01/01/26	525	522,569
1.483%	01/01/28	530	524,960
			1,047,529
New York — 0.1%
City of New York,
General Obligation Unlimited, Taxable, Series D
0.982%	08/01/25	880	878,768
1.396%	08/01/27	1,035	1,029,018
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, Series C
5.175%	11/15/49	1,290	1,749,795
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, Series D
1.920%	11/01/29	250	249,695
New York State Dormitory Authority,
Revenue Bonds, BABs, Series D
5.600%	03/15/40	150	202,731

A32

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York (cont’d.)
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series F
1.000%	03/15/26	250	$248,107
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	265	358,126
Taxable, Revenue Bonds
5.647%	11/01/40	220	308,955
			5,025,195
Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	150	238,809
Pennsylvania — 0.0%
Commonwealth Financing Authority,
Taxable, Revenue Bonds, Series C
2.758%	06/01/30	60	62,845
Texas — 0.0%
City of Houston TX Airport System Revenue,
Taxable, Revenue Bonds, Series C
2.235%	07/01/29	190	194,412

Total Municipal Bonds (cost $10,553,202)			11,776,174
Residential Mortgage-Backed Securities — 0.6%
Alternative Loan Trust,
Series 2005-J06, Class 2A1
5.500%	07/25/25	4	4,200
Series 2006-J02, Class A1, 1 Month LIBOR + 0.500% (Cap 6.000%, Floor 0.500%)
0.586%(c)	04/25/36	41	16,866
American Home Mortgage Assets Trust,
Series 2006-02, Class 2A1, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
0.466%(c)	09/25/46	199	194,189
Angel Oak Mortgage Trust I LLC,
Series 2019-01, Class A2, 144A
4.022%(cc)	11/25/48	27	26,982
Arroyo Mortgage Trust,
Series 2019-01, Class A2, 144A
4.055%(cc)	01/25/49	101	102,455
Banc of America Alternative Loan Trust,
Series 2004-06, Class 4A1
5.000%	07/25/22	9	9,075
Banc of America Funding Trust,
Series 2005-01, Class 1A1
5.500%	02/25/35	86	89,637
Series 2005-07, Class 30PO, PO
0.030%(s)	11/25/35	15	15,199
Series 2005-B, Class 3M1, 1 Month LIBOR + 0.675% (Cap 11.000%, Floor 0.675%)
0.762%(c)	04/20/35	60	60,302
Series 2006-01, Class 2A1
5.500%	01/25/36	4	4,361
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2006-D, Class 5A2
2.680%(cc)	05/20/36	6	$5,441
Series 2014-R07, Class 1A1, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.236%(c)	05/26/36	43	41,965
Series 2014-R07, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.226%(c)	09/26/36	23	22,106
Series 2015-R04, Class 5A1, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.234%(c)	10/25/36	112	111,116
Banc of America Mortgage Trust,
Series 2004-D, Class 2A1
2.545%(cc)	05/25/34	1	843
Series 2004-D, Class 2A2
2.545%(cc)	05/25/34	6	6,746
Series 2007-03, Class 1A1
6.000%	09/25/37	44	44,398
BCAP LLC Trust,
Series 2009-RR10, Class 18A2, 144A
6.000%(cc)	03/26/37	686	469,199
Bear Stearns ARM Trust,
Series 2003-04, Class 3A1
2.207%(cc)	07/25/33	28	29,168
Series 2005-12, Class 22A1
2.192%(cc)	02/25/36	30	30,060
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC05, Class A1
5.750%(cc)	10/25/34	69	70,733
Citicorp Mortgage Securities Trust,
Series 2007-05, Class 1A9
6.000%	06/25/37	96	96,784
Citigroup Mortgage Loan Trust,
Series 2014-10, Class 1A1, 144A, 1 Month LIBOR + 0.135% (Cap N/A, Floor 0.135%)
0.219%(c)	11/25/36	69	66,801
Series 2014-10, Class 3A1, 144A
0.483%(cc)	07/25/36	60	59,486
Series 2014-10, Class 4A1, 144A
0.254%(cc)	02/25/37	135	130,708
Series 2014-11, Class 4A1, 144A, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
2.347%(c)	07/25/36	52	50,619
Series 2014-12, Class 1A4, 144A, 1 Month LIBOR + 0.125% (Cap N/A, Floor 0.125%)
0.334%(c)	08/25/36	57	57,306
Series 2014-12, Class 2A4, 144A
3.024%(cc)	02/25/37	17	17,224
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-02, Class 2A11
5.500%	05/25/35	68	70,472
COLT Mortgage Loan Trust,
Series 2020-01, Class A1, 144A
2.488%(cc)	02/25/50	109	109,449

A33

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-05, Class 2A9
5.250%	05/25/34	95	$98,712
Series 2007-03, Class A16
6.000%	04/25/37	623	447,126
Series 2007-05, Class A6, 1 Month LIBOR + 0.350% (Cap 7.000%, Floor 0.350%)
0.436%(c)	05/25/37	15	6,882
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-05, Class 1A1
5.000%	07/25/22	3	3,109
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2004-AR05, Class 7A2
2.360%(cc)	06/25/34	10	9,989
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-01, Class 1A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.586%(c)	02/25/35	13	12,552
Series 2005-01, Class 2A1
4.383%(cc)	02/25/22	2	1,666
Fannie Mae Interest Strips,
Series 293, Class 1, PO
1.040%(s)	12/25/24	29	28,538
Series 369, Class 12, IO
5.500%(cc)	05/25/36	180	33,846
Series 383, Class 60, IO
6.500%	10/25/37	55	9,232
Series 416, Class A300
3.000%	11/25/42	598	623,760
Series 417, Class C11, IO
2.500%	02/25/28	1,441	89,813
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	22	22,508
Series 1993-136, Class ZB
6.000%(cc)	07/25/23	18	18,355
Series 1993-141, Class Z
7.000%	08/25/23	18	19,024
Series 1993-147, Class Z
7.000%	08/25/23	15	15,655
Series 1994-29, Class Z
6.500%	02/25/24	36	38,788
Series 1996-04, Class SA, IO, 1 Month LIBOR x (1) + 8.500% (Cap 8.500%, Floor 0.000%)
8.414%(c)	02/25/24	9	702
Series 1997-33, Class PA
8.500%	06/18/27	91	101,721
Series 1997-57, Class PN
5.000%	09/18/27	53	57,023
Series 2001-16, Class Z
6.000%	05/25/31	79	89,894
Series 2001-81, Class HE
6.500%	01/25/32	132	155,465
Series 2002-14, Class A1
7.000%	01/25/42	530	618,185
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2002-82, Class PE
6.000%	12/25/32	143	$165,104
Series 2002-86, Class PG
6.000%	12/25/32	342	401,078
Series 2002-90, Class A2
6.500%	11/25/42	140	161,218
Series 2004-68, Class LC
5.000%	09/25/29	129	142,496
Series 2005-022, Class DA
5.500%	12/25/34	—(r)	505
Series 2005-057, Class NK, 1 Month LIBOR x (4) + 22.000% (Cap 22.000%, Floor 0.000%)
21.656%(c)	07/25/35	35	50,016
Series 2005-084, Class XM
5.750%	10/25/35	32	36,138
Series 2005-102, Class PG
5.000%	11/25/35	371	424,884
Series 2005-110, Class GL
5.500%	12/25/35	307	347,502
Series 2006-02, Class LY, 1 Month LIBOR x (16) + 96.000% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	12	13,500
Series 2006-09, Class KZ
6.000%	03/25/36	187	216,902
Series 2006-20, Class IB, IO, 1 Month LIBOR x (1) + 6.590% (Cap 6.590%, Floor 0.000%)
6.504%(c)	04/25/36	153	28,024
Series 2006-23, Class NS, 1 Month LIBOR x (18) + 108.000% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36	33	41,764
Series 2006-77, Class PC
6.500%	08/25/36	69	79,218
Series 2007-033, Class HF, 1 Month LIBOR + 0.350% (Cap 7.000%, Floor 0.350%)
0.436%(c)	04/25/37	146	146,886
Series 2007-058, Class SV, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
6.664%(c)	06/25/37	151	22,465
Series 2007-079, Class PE
5.000%	08/25/37	258	283,482
Series 2007-102, Class SA, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
6.314%(c)	11/25/37	302	52,321
Series 2008-91, Class SI, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.914%(c)	03/25/38	187	20,471
Series 2009-062, Class WA
5.577%(cc)	08/25/39	327	364,392
Series 2009-112, Class ST, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.164%(c)	01/25/40	284	50,685
Series 2009-112, Class SW, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.164%(c)	01/25/40	186	24,080
Series 2010-10, Class NT
5.000%	02/25/40	737	845,912

A34

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2010-35, Class SB, IO, 1 Month LIBOR x (1) + 6.420% (Cap 6.420%, Floor 0.000%)
6.334%(c)	04/25/40	102	$16,253
Series 2010-49, Class SC, 1 Month LIBOR x (2) + 12.660% (Cap 12.660%, Floor 0.000%)
12.488%(c)	03/25/40	48	61,035
Series 2010-64, Class DM
5.000%	06/25/40	65	72,556
Series 2011-39, Class ZA
6.000%	11/25/32	164	188,560
Series 2011-52, Class GB
5.000%	06/25/41	796	903,567
Series 2011-99, Class DB
5.000%	10/25/41	565	639,157
Series 2012-111, Class B
7.000%	10/25/42	92	111,035
Series 2012-153, Class B
7.000%	07/25/42	345	417,232
Series 2013-04, Class AJ
3.500%	02/25/43	367	388,754
Series 2013-096, Class YA
3.500%	09/25/38	338	347,076
Series 2019-25, Class PA
3.000%	05/25/48	385	406,733
Series G93-17, Class S, IO, 1 Month LIBOR x (1) + 9.000% (Cap 9.000%, Floor 0.000%)
8.914%(c)	04/25/23	18	923
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	41	43,175
Freddie Mac REMICS,
Series 1621, Class J
6.400%	11/15/23	12	12,743
Series 1630, Class PK
6.000%	11/15/23	30	31,732
Series 1675, Class KZ
6.500%	02/15/24	28	30,454
Series 1680, Class PK
6.500%	02/15/24	26	27,840
Series 1695, Class EB
7.000%	03/15/24	41	43,745
Series 1980, Class Z
7.000%	07/15/27	121	136,146
Series 2353, Class KZ
6.500%	09/15/31	172	201,215
Series 2535, Class AW
5.500%	12/15/32	50	56,930
Series 2557, Class HL
5.300%	01/15/33	362	413,885
Series 2595, Class DC
5.000%	04/15/23	45	46,444
Series 2595, Class GC
5.500%	04/15/23	18	18,724
Series 2611, Class TM, 1 Month LIBOR x (10) + 65.000% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	16	19,962
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2626, Class JC
5.000%	06/15/23	112	$114,824
Series 2643, Class SA, 1 Month LIBOR x (6.5) + 45.500% (Cap 45.500%, Floor 0.000%)
44.956%(c)	03/15/32	9	17,305
Series 2755, Class ZA
5.000%	02/15/34	312	351,016
Series 2862, Class GB
5.000%	09/15/24	21	21,611
Series 2885, Class LZ
6.000%	11/15/34	873	1,015,442
Series 2893, Class PE
5.000%	11/15/34	183	206,456
Series 2922, Class SU, 1 Month LIBOR x (2) + 14.300% (Cap 14.300%, Floor 0.000%)
14.133%(c)	02/15/35	54	66,202
Series 2980, Class QA
6.000%	05/15/35	154	174,943
Series 2990, Class SR, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.566%(c)	03/15/35	245	24,493
Series 3005, Class ED
5.000%	07/15/25	81	85,261
Series 3017, Class OC, PO
0.640%(s)	08/15/25	2	2,390
Series 3126, Class AO, PO
2.150%(s)	03/15/36	56	51,594
Series 3187, Class Z
5.000%	07/15/36	281	315,792
Series 3201, Class IN, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.155%(c)	08/15/36	128	17,633
Series 3218, Class HS, IO, 1 Month LIBOR x (1) + 7.200% (Cap 7.200%, Floor 0.000%)
7.116%(c)	09/15/26	149	15,408
Series 3237, Class BO, PO
3.370%(s)	11/15/36	254	218,131
Series 3306, Class TB, 1 Month LIBOR + 2.750% (Cap 8.840%, Floor 0.000%)
2.834%(c)	04/15/37	14	14,968
Series 3306, Class TC, 1 Month LIBOR + 2.210% (Cap 8.640%, Floor 0.000%)
2.294%(c)	04/15/37	12	12,934
Series 3385, Class SN, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.916%(c)	11/15/37	19	2,871
Series 3405, Class PE
5.000%	01/15/38	248	274,960
Series 3593, Class SL, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
6.316%(c)	11/15/24	23	935
Series 3605, Class NC
5.500%	06/15/37	417	480,412
Series 3609, Class SA, IO, 1 Month LIBOR x (1) + 6.340% (Cap 6.340%, Floor 0.000%)
6.256%(c)	12/15/39	416	59,574

A35

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 3648, Class CY
4.500%	03/15/30	344	$377,672
Series 3662, Class PJ
5.000%	04/15/40	341	384,887
Series 3677, Class PB
4.500%	05/15/40	371	404,716
Series 3688, Class GT
7.437%(cc)	11/15/46	87	103,601
Series 3739, Class MC
4.000%	11/15/38	172	173,699
Series 3740, Class SB, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.916%(c)	10/15/40	101	15,188
Series 3784, Class S, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.516%(c)	07/15/23	59	2,138
Series 3852, Class QN, 1 Month LIBOR x (3.618) + 27.211% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	109	117,633
Series 3852, Class TP, 1 Month LIBOR x (3.667) + 27.500% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	119	128,916
Series 3859, Class JB
5.000%	05/15/41	347	388,175
Series 4030, Class IL, IO
3.500%	04/15/27	697	39,911
Series 4246, Class PT
6.500%	02/15/36	131	153,810
Series 4273, Class PD
6.500%	11/15/43	655	775,265
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	303	323,264
Series 304, Class C32, IO
3.000%	12/15/27	710	40,234
GCAT Trust,
Series 2019-NQM03, Class A1, 144A
2.686%(cc)	11/25/59	131	133,278
Series 2020-NQM01, Class A1, 144A
2.247%	01/25/60	222	223,451
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/22	5	4,820
Series 2005-AR02, Class 2A
3.381%(cc)	05/25/35	462	456,707
Government National Mortgage Assoc.,
Series 2002-84, Class PH
6.000%	11/16/32	328	328,283
Series 2003-25, Class PZ
5.500%	04/20/33	219	230,868
Series 2003-58, Class PC
5.000%	07/20/33	614	662,597
Series 2003-86, Class ZC
4.500%	10/20/33	153	166,042
Series 2004-19, Class KE
5.000%	03/16/34	613	675,411
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2004-86, Class SP, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
6.013%(c)	09/20/34	240	$20,799
Series 2004-88, Class ES, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
6.016%(c)	06/17/34	174	6,496
Series 2006-26, Class S, IO, 1 Month LIBOR x (1) + 6.500% (Cap 6.500%, Floor 0.250%)
6.413%(c)	06/20/36	188	25,448
Series 2007-16, Class KU, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.563%(c)	04/20/37	245	39,397
Series 2007-24, Class SA, IO, 1 Month LIBOR x (1) + 6.510% (Cap 6.510%, Floor 0.000%)
6.423%(c)	05/20/37	580	97,370
Series 2007-35, Class TE
6.000%	06/20/37	476	540,012
Series 2007-58, Class SD, IO, 1 Month LIBOR x (1) + 6.490% (Cap 6.490%, Floor 0.000%)
6.403%(c)	10/20/37	354	55,664
Series 2008-73, Class SK, IO, 1 Month LIBOR x (1) + 6.740% (Cap 6.740%, Floor 0.000%)
6.653%(c)	08/20/38	296	47,106
Series 2008-79, Class SA, IO, 1 Month LIBOR x (1) + 7.550% (Cap 7.550%, Floor 0.000%)
7.463%(c)	09/20/38	143	21,383
Series 2009-016, Class SJ, IO, 1 Month LIBOR x (1) + 6.800% (Cap 6.800%, Floor 0.000%)
6.713%(c)	05/20/37	366	51,338
Series 2009-036, Class IE, IO, 1 Month LIBOR x (3.333) + 20.667% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	730	15,134
Series 2009-065, Class LB
6.000%	07/16/39	35	38,830
Series 2009-077, Class CS, IO, 1 Month LIBOR x (1) + 7.000% (Cap 7.000%, Floor 0.000%)
6.915%(c)	06/16/38	37	460
Series 2009-081, Class A
5.750%	09/20/36	85	95,463
Series 2009-106, Class ST, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.913%(c)	02/20/38	292	43,869
Series 2009-106, Class XL, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
6.663%(c)	06/20/37	205	34,552
Series 2009-127, Class IA, IO, 1 Month LIBOR x (1) + 6.450% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	1,181	12,002
Series 2010-031, Class SK, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
6.013%(c)	11/20/34	190	20,674
Series 2010-085, Class ID, IO
6.000%	09/20/39	148	19,687
Series 2010-129, Class AW
5.941%(cc)	04/20/37	491	560,158

A36

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2010-157, Class OP, PO
1.390%(s)	12/20/40	188	$176,988
Series 2011-75, Class GP
4.000%	05/20/41	861	934,819
Series 2013-H04, Class BA
1.650%	02/20/63	21	21,228
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.490%(c)	02/20/62	21	20,774
GSMSC Resecuritization Trust,
Series 2014-01R, Class 1A, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.254%(c)	04/26/37	22	22,357
GSR Mortgage Loan Trust,
Series 2004-06F, Class 2A4
5.500%	05/25/34	41	42,631
Series 2004-11, Class 1A1
2.951%(cc)	09/25/34	40	41,863
Series 2005-07F, Class 3A2, 1 Month LIBOR + 0.500% (Cap 6.000%, Floor 0.500%)
0.586%(c)	09/25/35	276	271,446
Series 2006-02F, Class 2A1
5.750%	02/25/36	13	13,025
Series 2006-03F, Class 2A7
5.750%	03/25/36	38	41,061
HarborView Mortgage Loan Trust,
Series 2004-09, Class 2A
3.305%(cc)	12/19/34	5	4,073
Series 2006-09, Class 2A1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)
0.507%(c)	11/19/36	42	39,752
HomeBanc Mortgage Trust,
Series 2005-04, Class A1, 1 Month LIBOR + 0.540% (Cap 11.500%, Floor 0.540%)
0.626%(c)	10/25/35	30	30,183
JPMorgan Mortgage Trust,
Series 2004-S01, Class 3A1
5.500%	09/25/34	7	7,371
Series 2005-S02, Class 4A3
5.500%	09/25/22	23	—
Series 2006-A02, Class 5A1
2.360%(cc)	11/25/33	12	12,552
Series 2006-A02, Class 5A3
2.360%(cc)	11/25/33	47	47,543
Series 2007-A01, Class 5A5
2.504%(cc)	07/25/35	33	33,797
JPMorgan Seasoned Mortgage Trust,
Series 2014-01, Class A2, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.586%(c)	05/25/33	88	87,083
Lehman Mortgage Trust,
Series 2006-04, Class 3A1
5.000%	08/25/22	2	1,929
MASTR Adjustable Rate Mortgages Trust,
Series 2004-08, Class 5A1
2.307%(cc)	08/25/34	19	19,083
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2004-13, Class 3A7
2.731%(cc)	11/21/34	49	$49,697
Series 2004-15, Class 4A1
2.215%(cc)	12/25/34	299	284,010
MASTR Alternative Loan Trust,
Series 2003-05, Class 30B1
5.910%(cc)	08/25/33	634	596,367
Series 2003-08, Class 5A1
5.000%	11/25/21	—(r)	28
Series 2004-01, Class 4A1
5.500%	02/25/34	47	48,682
Series 2004-03, Class 2A1
6.250%	04/25/34	109	111,238
Series 2005-05, Class 3A1
5.750%	08/25/35	45	31,615
MASTR Asset Securitization Trust,
Series 2004-P07, Class A6, 144A
5.500%	12/27/33	16	14,890
Series 2006-03, Class 30PO, PO
6.530%(s)	10/25/36	70	47,284
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1, 1 Month LIBOR + 0.640% (Cap 11.750%, Floor 0.640%)
0.726%(c)	10/25/28	124	125,221
Series 2004-B, Class A1, 1 Month LIBOR + 0.500% (Cap 11.750%, Floor 0.500%)
0.586%(c)	05/25/29	152	152,083
Series 2004-HB01, Class A3
1.903%(cc)	04/25/29	41	40,507
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-HYB01, Class A3
1.569%(cc)	03/25/33	99	102,032
Nomura Resecuritization Trust,
Series 2015-02R, Class 4A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.279%(c)	12/26/36	24	23,405
PHH Mortgage Trust,
Series 2008-CIM02, Class 5A1
6.000%	07/25/38	16	16,719
Prime Mortgage Trust,
Series 2004-CL01, Class 1A1
6.000%	02/25/34	71	71,977
Residential Accredit Loans Trust,
Series 2006-QS04, Class A9
6.000%	04/25/36	700	675,303
Residential Asset Securitization Trust,
Series 2004-IP02, Class 1A1
2.771%(cc)	12/25/34	121	128,982
Series 2006-R01, Class A2, 1 Month LIBOR + 0.400% (Cap 7.500%, Floor 0.400%)
0.486%(c)	01/25/46	255	74,609
RFMSI Trust,
Series 2006-S09, Class A1
6.250%	09/25/36	39	37,717
Series 2007-SA04, Class 3A1
4.293%(cc)	10/25/37	130	109,010

A37

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Sequoia Mortgage Trust,
Series 2004-08, Class A2, 6 Month LIBOR + 0.740% (Cap 11.500%, Floor 0.740%)
0.898%(c)	09/20/34	101	$103,850
Starwood Mortgage Residential Trust,
Series 2018-IMC02, Class A2, 144A
4.223%(cc)	10/25/48	63	63,413
Series 2019-INV01, Class A3, 144A
2.916%(cc)	09/27/49	83	83,452
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370% (Cap N/A, Floor 0.370%)
0.456%(c)	07/25/34	280	287,114
Structured Asset Mortgage Investments II Trust,
Series 2004-AR01, Class 1A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.700%)
0.787%(c)	03/19/34	287	287,701
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-220A, Class 3A
2.304%(cc)	06/25/33	14	14,769
Series 2003-26A, Class 3A5
2.233%(cc)	09/25/33	63	65,918
Thornburg Mortgage Securities Trust,
Series 2004-03, Class A, 1 Month LIBOR + 0.740% (Cap 11.000%, Floor 0.740%)
0.826%(c)	09/25/34	125	128,243
Verus Securitization Trust,
Series 2019-INV02, Class B1, 144A
4.452%(cc)	07/25/59	100	101,712
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-07, Class 1A2, 1 Month LIBOR + 0.450% (Cap 9.500%, Floor 0.450%)
0.536%(c)	09/25/35	7	5,761
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2003-AR04, Class A7
2.418%(cc)	05/25/33	97	99,216
Series 2003-S01, Class A5
5.500%	04/25/33	70	71,715
Series 2004-S03, Class 3A2
6.000%	07/25/34	102	104,515
Wells Fargo Mortgage Backed Securities Trust,
Series 2019-03, Class A1, 144A
3.500%(cc)	07/25/49	81	82,130

Total Residential Mortgage-Backed Securities (cost $29,576,541)			30,783,360
Sovereign Bonds — 0.5%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50	200	200,634
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.450%	01/31/31	760	753,756
2.550%	01/27/32	390	387,215
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.000%	01/30/30	600	$566,985
3.125%	04/15/31(a)	2,378	2,227,443
4.000%	02/26/24	200	209,265
4.125%	05/15/51	790	683,436
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	02/14/50(a)	890	889,600
6.625%	02/17/37	490	668,619
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31(a)	3,101	2,990,420
3.250%	04/16/30(a)	2,630	2,699,996
3.750%	01/11/28(a)	1,185	1,291,860
3.771%	05/24/61(a)	1,703	1,512,214
4.280%	08/14/41	1,000	1,020,937
4.600%	02/10/48(a)	550	568,914
4.750%	04/27/32	200	225,389
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60(a)	600	586,651
4.500%	04/01/56	200	217,127
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.325%	05/28/25	1,320	1,465,034
4.550%	03/29/26	1,250	1,414,403
Sr. Unsec’d. Notes, 144A
3.800%	06/23/50	200	203,873
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31	1,900	1,886,715
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50	940	1,146,626
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.750%	01/21/55	920	960,431
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31	10	11,563
4.975%	04/20/55	100	125,398

Total Sovereign Bonds (cost $25,705,836)			24,914,504
U.S. Government Agency Obligations — 8.4%
Federal Home Loan Mortgage Corp.
3.000%	05/01/42	43	45,262
3.000%	07/01/42	7	7,447
3.000%	08/01/42	9	9,922
3.000%	08/01/42	12	12,948
3.000%	08/01/42	61	65,244
3.000%	10/01/42	9	9,730
3.000%	10/01/42	26	27,306
3.000%	12/01/42	11	11,908
3.000%	01/01/43	72	77,224
3.000%	02/01/43	85	90,534

A38

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	02/01/43	235	$251,897
3.000%	03/01/43	556	601,371
3.000%	03/01/43	563	608,804
3.000%	06/01/43	543	581,559
3.000%	09/01/49	3,967	4,244,024
3.000%	07/01/50	1,332	1,397,760
3.000%	12/01/50	5,123	5,486,624
4.000%	01/01/32	280	304,398
4.000%	02/01/41	9	9,773
4.000%	02/01/41	13	14,449
4.000%	10/01/42	180	196,850
4.500%	08/01/48	1,597	1,770,665
5.000%	04/01/33	9	9,497
5.000%	08/01/33	1	924
5.000%	08/01/33	139	158,674
5.000%	09/01/33	—(r)	375
5.000%	09/01/33	2	2,576
5.000%	10/01/33	—(r)	493
5.000%	04/01/34	1	705
5.000%	11/01/34	3	3,953
5.000%	12/01/34	54	61,232
5.000%	12/01/34	118	133,449
5.000%	07/01/35	1	711
5.000%	11/01/35	1	638
5.000%	04/01/37	102	117,125
5.000%	01/01/39	23	26,518
5.000%	04/01/39	146	167,343
5.000%	07/01/39	12	13,713
5.000%	03/01/49	98	107,796
5.000%	03/01/49	596	657,075
5.000%	11/01/49	1,166	1,280,901
5.500%	01/01/33	41	46,422
5.500%	06/01/35	136	157,885
6.000%	09/01/35	70	81,889
6.000%	12/01/36	38	44,637
6.500%	05/01/25	6	5,976
6.500%	08/01/27	79	88,308
6.500%	01/01/29	24	25,920
6.500%	05/01/36	29	35,164
6.500%	09/01/36	17	20,620
6.500%	05/01/37	64	73,971
7.000%	11/01/37	153	189,642
8.000%	02/01/38	89	97,726
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.135% (Cap 10.667%, Floor 2.135%)
2.196%(c)	10/01/36	28	29,574
Federal National Mortgage Assoc.
1.500%	TBA	20,395	20,596,560
2.000%	TBA	550	566,436
2.000%	TBA	127,600	127,943,923
2.000%	08/01/36	12,961	13,359,398
2.410%	11/01/29	1,930	2,041,810
2.500%	TBA	5,430	5,656,745
2.500%	TBA	28,700	29,591,270
2.750%	03/01/22	199	200,258
3.000%	TBA	5,420	5,664,241
3.000%	11/01/42	14	15,064
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	12/01/42	13	$13,806
3.000%	12/01/42	14	15,366
3.000%	12/01/42	24	25,801
3.000%	12/01/42	33	35,519
3.000%	12/01/42	34	37,008
3.000%	12/01/42	51	55,268
3.000%	12/01/42	119	127,211
3.000%	12/01/42	519	556,703
3.000%	01/01/43	9	9,172
3.000%	01/01/43	11	12,211
3.000%	01/01/43	12	13,426
3.000%	01/01/43	13	13,446
3.000%	01/01/43	13	13,714
3.000%	01/01/43	13	14,408
3.000%	01/01/43	14	14,505
3.000%	01/01/43	14	14,938
3.000%	01/01/43	21	22,581
3.000%	01/01/43	26	27,749
3.000%	01/01/43	38	41,417
3.000%	01/01/43	48	52,455
3.000%	01/01/43	63	69,019
3.000%	01/01/43	133	145,067
3.000%	03/01/43	13	14,400
3.000%	03/01/43	18	19,445
3.000%	03/01/43	129	140,125
3.000%	03/01/43	310	337,543
3.000%	03/01/43	934	1,015,951
3.000%	04/01/43	33	36,258
3.000%	04/01/43	45	49,309
3.000%	04/01/43	74	80,870
3.000%	04/01/43	139	150,813
3.000%	04/01/43	156	169,222
3.000%	04/01/43	162	176,049
3.000%	04/01/43	1,153	1,254,073
3.000%	05/01/43	57	62,463
3.000%	05/01/43	59	64,492
3.000%	05/01/43	146	158,784
3.000%	05/01/43	281	305,378
3.000%	05/01/43	294	319,714
3.000%	05/01/43	579	629,696
3.000%	03/01/44	669	718,958
3.000%	07/01/49	613	649,877
3.000%	10/01/49	826	883,215
3.000%	07/01/50	706	741,662
3.000%	08/01/50	1,437	1,509,604
3.250%	08/01/34	968	1,078,431
3.340%	11/01/30	657	733,780
3.500%	10/01/32	578	623,640
4.000%	11/01/45	283	308,485
4.000%	03/01/46	83	90,604
4.000%	03/01/46	93	101,878
4.000%	06/01/46	105	113,814
4.000%	08/01/46	28	29,818
4.000%	10/01/46	37	39,635
4.000%	10/01/46	197	213,424
4.000%	12/01/47	589	647,709
4.000%	01/01/48	1,405	1,547,032

A39

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	02/01/48	389	$431,124
4.000%	02/01/48	1,020	1,123,275
4.000%	06/01/48	792	867,007
4.000%	06/01/48	918	1,009,866
4.000%	07/01/48	291	315,291
4.000%	07/01/48	323	351,366
4.000%	07/01/48	450	494,909
4.000%	08/01/48	206	220,649
4.500%	07/01/41	120	130,308
4.500%	04/01/44	620	685,563
4.500%	12/01/44	106	115,809
4.500%	06/01/45	645	711,390
4.500%	08/01/45	58	64,206
4.500%	10/01/45	151	165,878
4.500%	11/01/45	98	108,399
4.500%	08/01/46	165	182,599
4.500%	07/01/47	1,261	1,389,059
4.500%	07/01/47	1,507	1,647,769
4.500%	11/01/47	697	767,108
4.500%	09/01/48	857	949,546
5.000%	06/01/23	36	37,107
5.000%	06/01/24	21	22,983
5.000%	07/01/25	69	71,833
5.000%	09/01/29	63	69,300
5.000%	02/01/35	147	161,511
5.000%	10/01/39	306	349,898
5.000%	01/01/40	766	879,065
5.000%	10/01/43	1	737
5.000%	05/01/44	147	163,486
5.000%	12/01/44	450	504,056
5.000%	01/01/45	350	389,992
5.000%	06/01/47	33	36,649
5.000%	05/01/48	6	6,382
5.000%	07/01/48	340	374,043
5.000%	11/01/48	4,062	4,526,570
5.000%	02/01/49	9	9,883
5.000%	02/01/49	78	85,961
5.000%	03/01/49	22	23,776
5.000%	11/01/49	115	126,634
5.000%	11/01/49	485	532,772
5.000%	12/01/49	512	562,931
5.000%	01/01/50	492	541,619
5.500%	09/01/23	3	3,242
5.500%	01/01/38	87	99,976
6.000%	01/01/24	25	25,927
6.000%	07/01/24	9	8,909
6.000%	04/01/28	39	44,132
6.000%	05/01/28	30	34,140
6.000%	12/01/32	197	229,881
6.000%	03/01/34	232	270,991
6.000%	04/01/34	24	26,346
6.000%	04/01/35	61	70,075
6.000%	01/01/36	13	15,714
6.000%	08/01/37	78	91,974
6.500%	09/01/22	6	5,987
6.500%	12/01/23	16	16,295
6.500%	09/01/28	36	40,993
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	07/01/36	13	$14,728
6.500%	05/01/37	10	12,114
6.500%	07/01/37	23	25,316
6.500%	10/01/38	33	38,563
6.500%	10/01/38	47	53,812
8.000%	12/01/36	324	381,687
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 2.375% (Cap 10.750%, Floor 2.375%)
2.451%(c)	09/01/37	46	47,620
Government National Mortgage Assoc.
2.500%	07/20/51	90,997	93,929,642
3.000%	06/20/51	21,406	22,397,126
3.000%	08/20/51	19,322	20,251,017
4.000%	02/20/41	4	4,200
4.000%	10/20/41	1	1,017
4.000%	11/20/41	6	6,553
4.000%	04/20/42	3	3,513
4.000%	10/20/42	2	2,213
4.000%	08/20/43	31	34,395
4.000%	03/20/44	3	3,354
4.000%	05/20/44	4	4,054
4.000%	11/20/44	258	282,608
4.000%	05/20/45	27	29,393
4.000%	06/20/45	386	421,948
4.000%	07/20/45	1,230	1,340,702
4.500%	02/20/50	729	778,863
4.500%	03/20/50	1,307	1,390,238
4.500%	04/20/50	2,425	2,580,324
5.000%	07/15/40	135	152,744
5.000%	07/20/49	318	346,471
5.500%	11/15/32	16	17,362
5.500%	11/15/32	29	32,837
5.500%	01/15/33	22	24,068
5.500%	02/15/33	49	55,967
5.500%	03/15/33	26	29,557
5.500%	03/15/33	33	37,123
5.500%	07/15/33	24	26,677
5.500%	07/15/33	37	42,638
5.500%	08/15/33	18	20,115
5.500%	09/15/33	14	15,998
5.500%	04/15/34	25	28,197
5.500%	05/15/34	14	16,061
5.500%	09/15/34	36	42,153
5.500%	09/15/34	198	229,360
5.500%	12/15/34	239	278,782
5.500%	01/15/35	162	189,253
6.000%	08/15/36	962	1,136,198
6.000%	09/20/36	40	44,394
6.000%	09/20/38	53	60,856
6.500%	10/15/23	5	4,892
6.500%	01/15/33	83	97,504
6.500%	01/20/39	17	17,396
6.500%	10/20/39	81	93,967
6.500%	10/20/39	108	125,027
6.500%	12/20/40	303	351,252
7.000%	10/20/38	153	183,696
7.000%	12/20/38	53	62,773

A40

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
7.500%	01/20/35	54	$58,909
8.000%	05/20/32	239	263,665

Total U.S. Government Agency Obligations (cost $410,339,059)			411,763,560
U.S. Treasury Obligations — 18.2%
U.S. Treasury Bonds
1.125%	08/15/40	11,910	10,251,905
1.250%	05/15/50	12,405	10,150,779
1.375%	11/15/40	8,747	7,860,000
1.750%	08/15/41	3,520	3,366,000
1.875%	02/15/41	63,410	62,052,630
1.875%	02/15/51	53,170	50,727,503
2.000%	08/15/51	3,260	3,203,459
U.S. Treasury Notes
0.125%	01/31/23	10,480	10,476,316
0.125%	02/28/23	57,041	57,005,349
0.125%	03/31/23	21,790	21,771,274
0.125%	04/30/23	39,060	39,009,649
0.125%	05/31/23	42,150	42,084,141
0.250%	09/30/23	6,290	6,285,332
0.250%	03/15/24(a)	47,768	47,611,261
0.250%	05/15/24	19,200	19,107,000
0.250%	06/15/24	8,230	8,183,706
0.375%	04/15/24	89,830	89,738,767
0.375%	09/15/24	9,630	9,588,621
0.375%	01/31/26(a)	62,580	61,240,397
0.500%	02/28/26	14,268	14,028,342
0.625%	07/31/26	9,261	9,112,679
0.750%	03/31/26	24,900	24,726,867
0.750%	04/30/26	23,070	22,895,173
0.750%	05/31/26(a)	40,750	40,406,172
0.750%	01/31/28	43,550	42,289,432
1.000%	07/31/28	3,317	3,253,251
1.125%	02/29/28(a)	28,935	28,758,677
1.125%	08/31/28	2,390	2,361,992
1.125%	02/15/31(a)	32,709	31,686,844
1.250%	03/31/28	2,470	2,470,772
1.250%	04/30/28	20,940	20,933,456
1.250%	05/31/28	12,540	12,524,325
1.250%	06/30/28	9,490	9,470,723
1.250%	09/30/28	6,130	6,104,139
1.250%	08/15/31(a)	10,795	10,533,559
1.375%	01/31/22(k)	45,133	45,328,694
1.625%	05/15/31	9,220	9,329,488

Total U.S. Treasury Obligations (cost $894,347,087)			895,928,674

Total Long-Term Investments (cost $4,186,580,142)			4,362,717,788

Shares
Short-Term Investments — 23.0%
Affiliated Mutual Funds — 21.9%
PGIM Core Ultra Short Bond Fund(wa)	727,870,886	727,870,886
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $350,241,073; includes $350,219,384 of cash collateral for securities on loan)(b)(wa)	350,442,129	$350,231,863

Total Affiliated Mutual Funds (cost $1,078,111,959)		1,078,102,749

Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit — 0.2%
First Abu Dhabi Bank USA NV,
3 Month LIBOR + 0.170%
0.286%(c)	12/14/21	1,600	1,600,381
Lloyds Bank Corp. Markets PLC,
0.240%	02/22/22	696	696,322
0.220%	09/15/22	1,400	1,399,945
Shinhan Bank,
0.470%	11/03/21	1,003	1,003,340
Svenska Handelsbanken AB,
0.245%	03/16/22	2,453	2,454,237

Total Certificates of Deposit (cost $7,152,056)				7,154,225
Commercial Paper — 0.6%
American Electric Power Co.
0.270%(n)	11/16/21	1,472	1,471,687
AT&T, Inc.
0.352%(n)	12/14/21	1,500	1,499,437
Banco del Estado de Chile
0.412%(n)	12/02/21	986	985,807
Barclays Bank PLC
0.300%(n)	02/11/22	420	419,761
0.301%(n)	02/09/22	381	380,785
BP Capital Markets PLC
0.301%(n)	01/11/22	255	254,897
Enel Finance America LLC
0.401%(n)	10/14/21	1,100	1,099,944
0.402%(n)	09/27/22	1,600	1,593,436
ENI Finance USA, Inc.
0.452%(n)	03/04/22	500	499,483
First Abu Dhabi Bank PJSC
0.251%(n)	06/29/22	4,588	4,582,072
HSBC USA Inc.
0.311%(n)	04/01/22	1,700	1,697,226
KEB Hana Bank
0.180%(n)	03/18/22	1,000	999,362
Macquarie Bank Ltd.
0.251%(n)	05/06/22	2,200	2,197,695
NatWest Markets PLC
0.301%(n)	04/22/22	1,100	1,098,828
Norinchukin Bank
—%	12/03/21	1,570	1,570,800
Societe Generale SA
0.220%(n)	12/16/21	2,180	2,179,576
0.271%(n)	03/03/22	1,500	1,499,211

A41

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper(continued)
Telstra Corp. Ltd.
0.281%(n)	02/07/22	3,000	$2,998,018
0.251%(n)	03/21/22	1,550	1,548,541

Total Commercial Paper (cost $28,566,172)			28,576,566
U.S. Treasury Obligations(n) — 0.3%
U.S. Treasury Bills
0.042%	10/14/21	23	23,000
0.023%	11/18/21	301	300,989
0.027%	01/06/22(k)	50	49,996
0.042%	01/27/22	12,550	12,548,139
0.042%	02/10/22(k)	1,236	1,235,796
0.075%	02/24/22	1,500	1,499,733

Total U.S. Treasury Obligations (cost $15,657,596)			15,657,653

Total Short-Term Investments (cost $1,129,487,783)			1,129,491,193

TOTAL INVESTMENTS—111.7% (cost $5,316,067,925)			5,492,208,981

Liabilities in excess of other assets(z) — (11.7)%			(575,319,837)

Net Assets — 100.0%			$4,916,889,144

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
ABX	Asset-Backed Securities Index
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
BABs	Build America Bonds
BATS	Chi-X Europe Stock Exchange
BSBY	Bloomberg Short-Term Bank Yield Index
CMBX	Commercial Mortgage-Backed Index
CMT	Constant Maturity Treasury
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,736,777 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $342,753,687; cash collateral of $350,219,384 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.

A42

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
311	2 Year U.S. Treasury Notes	Dec. 2021	$68,437,008	$(44,442)
366	20 Year U.S. Treasury Bonds	Dec. 2021	58,274,063	(1,387,546)
235	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	44,899,688	(1,541,704)
798	Euro STOXX 50 Index	Dec. 2021	37,418,226	(1,017,770)
409	FTSE 100 Index	Dec. 2021	38,981,111	386,611
2,448	Mini MSCI EAFE Index	Dec. 2021	277,480,800	(13,132,036)
30	Mini MSCI Emerging Markets Index	Dec. 2021	1,868,400	(77,387)
1,939	S&P 500 E-Mini Index	Dec. 2021	416,666,862	(17,986,491)
143	TOPIX Index	Dec. 2021	26,089,357	(98,003)
				(34,898,768)
Short Positions:
112	5 Year U.S. Treasury Notes	Dec. 2021	13,747,125	76,296
848	10 Year U.S. Treasury Notes	Dec. 2021	111,604,754	1,216,120
908	10 Year U.S. Ultra Treasury Notes	Dec. 2021	131,887,000	1,978,160
2,714	Mini MSCI Emerging Markets Index	Dec. 2021	169,027,920	7,534,162
448	Russell 2000 E-Mini Index	Dec. 2021	49,297,920	1,008,391
277	S&P Mid Cap 400 E-Mini Index	Dec. 2021	72,939,640	2,003,113
				13,816,242
				$(21,082,526)
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/29/21	Merrill Lynch International	AUD	13,844	$10,192,733	$10,009,764	$—	$(182,969)
British Pound,
Expiring 10/29/21	State Street Bank & Trust Company	GBP	7,064	9,744,946	9,518,307	—	(226,639)
Canadian Dollar,
Expiring 10/29/21	State Street Bank & Trust Company	CAD	16,623	13,237,214	13,123,645	—	(113,569)
Danish Krone,
Expiring 10/29/21	Citibank, N.A.	DKK	3,685	585,286	574,344	—	(10,942)
Expiring 10/29/21	The Toronto-Dominion Bank	DKK	7,291	1,148,805	1,136,260	—	(12,545)
Expiring 10/29/21	The Toronto-Dominion Bank	DKK	5,293	833,026	824,879	—	(8,147)
Expiring 10/29/21	The Toronto-Dominion Bank	DKK	3,211	510,581	500,367	—	(10,214)
Euro,
Expiring 10/29/21	Barclays Bank PLC	EUR	2,213	2,596,483	2,565,139	—	(31,344)
Expiring 10/29/21	Barclays Bank PLC	EUR	457	538,650	529,251	—	(9,399)
Expiring 10/29/21	Citibank, N.A.	EUR	450	530,048	521,025	—	(9,023)
Expiring 10/29/21	Merrill Lynch International	EUR	2,304	2,720,954	2,669,743	—	(51,211)
Expiring 10/29/21	Merrill Lynch International	EUR	836	995,831	968,801	—	(27,030)
Expiring 10/29/21	Merrill Lynch International	EUR	809	959,492	938,161	—	(21,331)
Expiring 10/29/21	The Toronto-Dominion Bank	EUR	579	680,222	671,122	—	(9,100)
Hong Kong Dollar,
Expiring 10/29/21	State Street Bank & Trust Company	HKD	32,812	4,220,414	4,215,288	—	(5,126)
A43

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 10/29/21	Citibank, N.A.	JPY	76,141	$684,063	$684,268	$205	$—
Expiring 10/29/21	State Street Bank & Trust Company	JPY	3,573,388	32,423,906	32,113,573	—	(310,333)
Swedish Krona,
Expiring 10/29/21	Merrill Lynch International	SEK	6,935	789,020	792,342	3,322	—
Swiss Franc,
Expiring 10/29/21	State Street Bank & Trust Company	CHF	7,578	8,274,164	8,137,095	—	(137,069)
				$91,665,838	$90,493,374	3,527	(1,175,991)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Danish Krone,
Expiring 10/29/21	Merrill Lynch International	DKK	84,039	$13,352,931	$13,097,047	$255,884	$—
Euro,
Expiring 10/29/21	Barclays Bank PLC	EUR	508	598,972	588,542	10,430	—
Expiring 10/29/21	The Toronto-Dominion Bank	EUR	31,059	36,700,478	35,996,268	704,210	—
Expiring 10/29/21	The Toronto-Dominion Bank	EUR	2,850	3,392,691	3,303,636	89,055	—
Japanese Yen,
Expiring 10/29/21	State Street Bank & Trust Company	JPY	313,399	2,849,856	2,816,472	33,384	—
Swedish Krona,
Expiring 10/29/21	Citibank, N.A.	SEK	6,503	754,690	742,997	11,693	—
Expiring 10/29/21	Merrill Lynch International	SEK	47,856	5,536,181	5,467,640	68,541	—
				$63,185,799	$62,012,602	1,173,197	—
						$1,176,724	$(1,175,991)
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
ABX.HE.AAA	05/25/46	0.110%(Q)	190	$1,758	$—	$1,758	Barclays Bank PLC
ABX.HE.AAA	05/25/46	0.110%(Q)	170	1,574	—	1,574	Credit Suisse International
ABX.HE.AAA	05/25/46	0.110%(Q)	150	1,389	—	1,389	Bank of America, N.A.
ABX.HE.AAA	05/25/46	0.110%(Q)	90	833	—	833	Credit Suisse International
ABX.HE.AAA	05/25/46	0.110%(M)	70	648	—	648	Bank of America, N.A.
CMBX.NA.BBB-	02/17/51	5.000%(M)	350	61	—	61	Citibank, N.A.
				$6,263	$—	$6,263
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
A44

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A45